UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-08896
Buffalo USA Global Fund, Inc.
(Exact name of registrant as specified in charter)
5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)
Kent W. Gasaway
5420 W. 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)
(913) 384-1513
Registrant's telephone number, including area code
Date of fiscal year end: March 31, 2007
Date of reporting period: September 30, 2006

Item 1. Report to Stockholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)
BUFFALO ® FUNDS
Balanced Fund High Yield Fund Large Cap Fund Micro Cap Fund Mid Cap Fund Science & Technology Fund Small Cap Fund USA Global Fund

SEMIANNUAL REPORT
September 30, 2006

MESSAGE
To Our Shareholders

The accompanying portfolio management review provides a glimpse of fund results and positioning for the six months ended September 30, 2006. After a swoon during the summer months from late May through early August, the stock market has been back on a strong uptrend this fall. As we discussed in the annual report in March, we sensed that we might be entering a period where growth stocks would start to perform much better. Valuations are on the cheap side, expectations quite low, and with the economy slowing, investors might lean toward companies growing more independently of the pace of the economy. As of this writing, we are even more convinced we are entering this type of environment. We remain excited about this possibility as the Buffalo Funds’ equity strategy and growth-oriented holdings would fit this environment quite well.
We have been traveling and meeting with the management of dozens of the companies we’re invested in over the past few months. During times of maximum uncertainty, it always helps to “kick the tires” one more time to help separate Wall Street and media chatter from reality. With $75 oil, the housing bubble beginning to unravel, the Federal Reserve still raising rates and the media talking about the possibility of a consumer-led recession, we felt the summer months certainly fit the definition of maximum uncertainty. In these uncertain times it is our level of due diligence and in-depth research on our companies that gives us the level of conviction needed to buy when others are panicking. This is exactly what we were doing in August and September - adding more shares to many of our core holdings when others were selling.
We often get asked why company management teams are so willing to meet with us. We believe they are generous with their time because of our long-term orientation. They find it refreshing that the holding period for our companies is 4-5 years on average and in many cases much longer. They view us as long-term partners, not speculators or traders. We invest in America’s growth industries. This approach will not change.
I think it is important that shareholders know that the entire Buffalo staff met recently to discuss and jointly formulate a formal mission statement. The intent was to be razor sharp in defining the focus of our firm. I believe this exercise was valuable and defines our goals as follows:
Buffalo Mission Statement
As a group our goals are to:
•	Deliver exceptional long-term investment returns and great service to our mutual fund shareholders.
•	Maintain our focus on independent research and invest long-term in what we believe are high quality growth companies.
•	Maintain a company culture that promotes team-work and mutual respect, stimulates and attracts talent and rewards hard work and success.
•	Be good community and corporate citizens and conduct ourselves with the highest ethical standards.
•	Continually improve and strive for excellence in everything we do.
I am proud to announce that three more members of our investment team passed level III of the Chartered Financial Analyst exam this summer and will soon receive their CFA charter. A total of 23 members of our staff of portfolio managers, research analysts and traders will now hold the CFA charter. This is a testament to their strong work ethic and dedication to their profession.
As always, we are grateful for your trust in the Buffalo Funds. As fellow shareholders, you can rest assured we will remain focused and work diligently for you over the coming years.
Sincerely, Kent W. Gasaway President Buffalo Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principle is possible. Please see the following Semi-Annual Report for the Funds’ holdings information.

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PORTFOLIO MANAGEMENT REVIEW
Buffalo Balanced Fund posted a positive return during the six-month reporting period of 5.33% compared to the Lipper Balanced Funds Index, which returned 2.86%. Please refer to our investment results page for longer-term performance information. Much of the out performance was due to the Fund’s equity holdings. Particular holdings that performed well during the six-month period included Allstate Corporation (an insurer) and Baxter International, Inc. (healthcare products). We believe that the Fund has maintained an attractive yield and is actively managed with the goal of providing consistent increasing income plus capital appreciation.
The Fund looks for equities that increase their dividend at least every other year. We buy companies that have good cash flows, stock repurchases and rising earnings. We also considered shareholder friendliness and integrity of management.
On the fixed income side, we invest in convertible bonds, convertible preferred and high yield bonds. We buy mostly unsecured, high-yield bonds with ratings of BBB or lower, feeling that we can add value in that area because of our portfolio manager and research team’s depth, experience and expertise.
The Buffalo High Yield Fund was up 1.29% during the last six months while the Lipper High Yield Bond Funds Index was up 3.05%. The Fund’s performance during the first half of the fiscal year was hindered due to its exposure to small cap oriented convertible securities, which slightly lagged the overall market. The securities held by the Fund had no noteworthy credit problems during the reporting period. Please refer to our investment results page for longer-term performance information.
At the end of the period, the Fund was invested in 69.18% corporate bonds, 21.30% convertible bonds, 4.30% convertible preferred stocks, 0.20% common stocks and 3.39% cash. We are maintaining these basic weightings, waiting for convertibles to reach their potential. We may reduce our convertible positions somewhat in the coming quarter, if they begin to reach our targets. Our corporate bond emphasis is on companies with improving quality profiles within the high yield markets, and with the recent economic slowing we are being careful and diligent with credit research. At the same time we are maintaining our yield discipline on what we are willing to accept, believing that yields in the mid 7% to 8% range are required to maintain an adequate risk/reward balance. That being said, we are seeing adequate supply.
The Buffalo Large Cap Fund was up 3.38% in the first six months of our fiscal year compared to the S&P 500 Index, which posted a gain of 4.14% during the same period. Please refer to our investment results page for longer-term performance information.
At the end of the period, the Fund had 22.66% of its portfolio invested in technology, 29.71% in healthcare, 16.68% in financials, 14.78% in consumer discretionary, 5.59% in consumer staples and 7.64% in industrials. The bulk of the portfolio is invested in growth-oriented sectors. Our significant holdings in technology and healthcare helped propel the Fund in the period. Notable performers in the quarter included T. Rowe Price Group, Inc., Motorola, Inc. and Baxter International, Inc.
The style we adhere to in all our equity funds is “long-term investments in growth companies at a reasonable price” so the improving performance of the Fund is noteworthy, during a time when more cyclical, value-oriented stocks have been in the spotlight. While large cap growth stocks have underperformed over the last five years, we believe that their recent leadership suggests that their relative prospects have never been better.
The Buffalo Micro Cap Fund was down 7.49% in the first half of our fiscal year (April through September) compared to the Lipper Micro-Cap Funds Index, which was down 7.76% during the same period. Please refer to our investment results page for longer-term performance information. Micro cap companies can be very volatile in the short-term, and this is reflected in the Fund’s recent up and down performance. With the Federal Reserve’s recent stabilization of short-term rates and the pullback in energy and other commodity prices, the Fund should be well positioned with a strong consumer discretionary weighting.
The Fund’s top performers during the six-month period were Align Technology, Inc. and Cohen & Steers, Inc. Shares of Align Technology, Inc. increased after it settled a patent dispute with its competitor Orthoclear, Inc., which removed Align Technology, Inc.’s only competitor in the clear aligner market worldwide. Cohen & Steers, Inc. an asset manager, posted steady gains in performance as well as fund flows.

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MESSAGE
To Our Shareholders (Continued)

As of the end of September, the Fund had 29.80% of its assets invested in the consumer discretionary sector, 28.06% in healthcare, 14.64% in technology, 13.07% in industrials and 11.38% in financials. The Fund carries a lighter technology weighting than some of our other funds, with the holdings in that sector more software-oriented. Our sector weighting decisions for the Fund will vary from the weightings in other Buffalo Funds from time to time, driven by where we see value in the micro-capitalization realm. However, our trend-based strategy still drives the initial analysis of these companies.
Inflation expectations and energy prices have subsided recently but skepticism about future economic growth remains. We believe that growth fears are discounted in today's relatively low valuation levels. Our strategy is long term, not reactive or shortsighted. We have a 3-5 year time horizon and we continue to stick to our strategy of buying growth companies at good prices that we feel are well positioned to benefit from solid underlying growth trends regardless of the state of the economy.
The Buffalo Mid Cap Fund was down 5.95% during the last six months. During this same period, the S&P Midcap 400 Index was down 4.19%. Please refer to our investment results page for longer-term performance information. Our performance for the period was primarily driven by our heavy weighting in the consumer discretionary sector. Abercrombie & Fitch Co. and International Game Technology were among the better performers in the quarter. Due to what we believe are attractive valuation levels, we have recently been adding to consumer stocks. We believe that the recent drop in energy prices, the Fed holding down interest rates and the strong job market are all positives for consumer spending. In the third quarter, consumer discretionary stocks were the biggest contributors in the Russell Midcap Index.
At the end of the period, the Fund had 28.77% of its portfolio invested in consumer discretionary, 24.17% in technology, 27.88% in healthcare, 8.55% in financials and 8.17% in industrials. The bulk of the portfolio is invested in growth-oriented sectors.
You may remember several quarters during which the Fund’s performance suffered because of our underinvestment in energy. With oil and gas prices now tumbling, that sector has recently underperformed. Some of the better performing sectors in the index (REITs and utilities) are not sectors that are consistent with our long-term growth strategy.
The Buffalo Science & Technology Fund was down 1.98% for the six-month period ended September 30, 2006, strongly ahead of the Lipper Science & Technology Funds Index, which was down 5.88% during the same period. Please refer to our investment results page for longer-term performance information. The Fund benefited from good performance in large cap technology holdings, several individual stock standouts and the market's more favorable outlook for growth stocks.
The Fund has 53.60% invested in the information technology and services sector and 37.44% in the healthcare technology and services sector. Portfolio construction is driven by the attractiveness of individual investment ideas and our ability to discover long-term growth opportunities at attractive prices. Turnover is up slightly year-to-date and cash is at the lower end of our range as we have found ample opportunity to transition into growth-oriented stocks at attractive prices.
During the reporting period, top performing names included Align Technology, Inc., Symantec Corp. and FileNet Corp. Shares of Align Technology, Inc. increased after it settled a patent dispute with its competitor Orthoclear, Inc., which removed Align Technology, Inc.’s only competitor in the clear aligner market worldwide. Symantec Corp.’s stock benefited from increasing confidence in the company's ability to reaccelerate growth in security and storage products and improve sales execution after a lull related to their merger with Veritas Software in mid-2005. As for FileNet Corp., IBM announced that it would acquire FileNet Corp. for $35 per share, a 30% premium to its stock price. In general, the Fund's performance was helped by strong performance from our larger capitalization technology names like Symantec Corp., Motorola, Inc., Cisco Systems, Inc. and Oracle Corp. and offset by relatively weak performance in some of our smaller capitalization semi-conductor names.

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The Buffalo Small Cap Fund was down 6.20% in the first half of our fiscal year compared to the Russell 2000 Index, which was down 4.61% during the same period. Please refer to our investment results page for longer-term performance information.
At the end of the period, the Fund had 27.87% of its portfolio invested in consumer discretionary, 27.08% in healthcare, 24.92% in technology, 14.23% in industrials and 4.36% in financials. These are generally growth-oriented sectors that we have typically held in larger percentages relative to the benchmark.
Looking at the Russell 2000 Index, the sectors that significantly outpaced the index were utilities and REITs with solid performance in consumer discretionary, technology and healthcare. Most of the performance differential in the period can be attributed to our weighting in underperforming sectors and our lack of exposure to utilities and REITs.
Some of the Fund’s top performers in the six-month period ended September 30, 2006, were FileNet Corp. and Align Technology, Inc. FileNet Corp. provides business management software and announced that it was being acquired by IBM.
The strongest performing sectors in the Russell 2000 Index during the period (REITs and utilities) were sectors that are not consistent with our long-term growth strategy. Another sector we do not typically invest in is energy, which posted a very strong return in the second calendar quarter, but a sharply negative return in the third quarter. While we hate for our shareholders to miss dramatic upswings, we feel vindicated when they are able to avoid inevitable downturns of more volatile, highly cyclical industries.
The Buffalo USA Global Fund was up 1.40% during the six-month period ended September 30, 2006, outperforming the Lipper Capital Appreciation Funds Index, which was down 1.07%. This can be attributed to specific stock selection, and the international operating diversification our companies offer. Please refer to our investment results page for longer-term performance information.
The Fund's largest sector weightings were in healthcare (30.90% of Fund assets) and technology (28.08% of Fund assets), followed by consumer staples (12.45% of Fund assets) and consumer discretionary (11.92% of Fund assets). The Fund’s holdings in the technology (Oracle Corp., Cisco Systems, Inc. and Microsoft Corp.) and healthcare sectors were among the better performers during the reporting period. The Fund’s limited exposure to commodities and industrials, however, hurt the Fund’s performance compared to its benchmark.
The Fund's strategy of investing in U.S.-based companies that receive at least 40% of their sales or income from international sources is fairly unique, and focuses on U.S. companies that we believe will benefit from the growth in international markets. Political and economic dynamics set the stage for much of the volatility seen in stock prices around the globe, but we believe that the companies in which we invest do not experience quite the same volatility in their geographically diversified operations. Notably, while these companies have operating exposure to many emerging markets, they did not experience the same volatility as stocks did in many emerging markets. We are committed long-term investors, and we continue to believe that expansion of global trade and development will benefit the Fund.
Thank you for your investments and confidence in the Buffalo Funds.
Sincerely, John C. Kornitzer President	Kent W. Gasaway Sr. Vice President

Robert Male Sr. Vice President	Grant P. Sarris Sr. Vice President

William J. Kornitzer III Sr. Vice President

5

INVESTMENT RESULTS

Total Returns as of September 30, 2006 (unaudited)

		AVERAGE ANNUAL
	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo Balanced Fund (inception date 8/12/94)	5.33%	10.12%	9.70%	6.72%	7.92%
S&P 500 Index	4.14%	10.79%	6.97%	8.59%	11.08%
S&P 500 Index & Merrill Lynch High Yield Master Index Weighted Average*	4.16%	9.63%	8.23%	7.89%	9.80%
Lipper Balanced Funds Index	2.86%	8.02%	6.79%	7.49%	8.63%
Buffalo High Yield Fund (inception date 5/19/95)	1.29%	5.75%	7.88%	6.77%	8.04%
Merrill Lynch High Yield Master Index	4.20%	7.90%	10.13%	6.83%	7.34%
Lipper High Yield Bond Funds Index	3.05%	6.75%	9.29%	4.96%	5.80%
Buffalo Large Cap Fund (inception date 5/19/95)	3.38%	10.30%	5.45%	7.33%	10.06%
Russell 1000 Growth Index**	-0.12%	6.04%	4.42%	5.46%	7.98%
S&P 500 Index	4.14%	10.79%	6.97%	8.59%	10.51%
Lipper Large-Cap Growth Funds Index	-3.38%	2.46%	3.56%	4.64%	7.08%
Buffalo Micro Cap Fund (inception date 5/21/04)	-7.49%	6.41%	N/A	N/A	10.00%
Russell Microcap Growth Index**	-11.80%	2.25%	N/A	N/A	7.09%
Russell 2000 Index	-4.61%	9.92%	N/A	N/A	14.15%
Lipper Micro-Cap Funds Index	-7.76%	6.10%	N/A	N/A	11.62%
Buffalo Mid Cap Fund (inception date 12/17/01)	-5.95%	6.24%	N/A	N/A	8.77%
Russell Midcap Growth Index**	-3.85%	7.03%	N/A	N/A	7.66%
S&P Midcap 400 Index	-4.19%	6.56%	N/A	N/A	10.38%
Lipper Mid-Cap Growth Funds Index	-5.85%	6.27%	N/A	N/A	5.38%
Buffalo Science & Technology Fund (inception date 4/16/01)	-1.98%	11.78%	11.76%	N/A	5.59%
NASDAQ Composite Index**	-3.48%	4.96%	8.55%	N/A	3.12%
S&P 500 Index	4.14%	10.79%	6.97%	N/A	4.08%
Lipper Science & Technology Funds Index	-5.88%	4.28%	5.37%	N/A	-2.43%
Buffalo Small Cap Fund (inception date 4/14/98)	-6.20%	8.32%	15.33%	N/A	16.39%
Russell 2000 Growth Index**	-8.88%	5.88%	10.15%	N/A	1.81%
S&P Smallcap 600 Index	-5.40%	7.16%	15.05%	N/A	8.32%
Lipper Small-Cap Growth Funds Index	-8.83%	4.08%	8.94%	N/A	4.46%
Buffalo USA Global Fund (inception date 5/19/95)	1.40%	5.85%	7.01%	8.41%	10.63%
Russell 1000 Growth Index**	-0.12%	6.04%	4.42%	5.46%	7.98%
S&P 500 Index	4.14%	10.79%	6.97%	8.59%	10.51%
Russell 3000 Growth Index	-0.93%	6.05%	4.83%	5.27%	7.88%
Lipper Multi-Cap Growth Funds Index	-3.75%	5.72%	6.98%	6.04%	8.21%
*	The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch High Yield Master Index.
**	This is a new index that has been chosen because the Portfolio Managers believe it is the most appropriate broad-based securities index to be used for comparative purposes given the investment growth-oriented strategy. The securities index that has historically been shown for comparative purposes is also shown, but may be excluded for future shareholder reports and prospectuses.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.buffalofunds.com.

6

The Buffalo Balanced, Large Cap, Mid Cap, Science & Technology and USA Global Funds impose a 2.00% redemption fee on shares held for less than 60 days and the Buffalo High Yield, Micro Cap and Small Cap Funds impose a 2.00% redemption fee on shares held less than 180 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.
The Funds’ returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the Funds’ fees and expenses; however, applicable sales charges are not taken into consideration. One cannot invest directly in an index.
The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole. The Lipper Balanced Funds Index is an unmanaged, net asset value weighted index of the 30 largest balanced mutual funds. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest companies in the Russell 3000 Index. The Lipper Large-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. The Russell Microcap Growth Index measures the performance of those Russell Microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Index consists of the smallest 1,000 companies in the small-cap Russell 2000 Index plus the next 1,000 securities. The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The Lipper Micro-Cap Funds Index is an unmanaged equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Micro-Cap classification. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index consists of the 800 smallest companies in the Russell 1000 Index. The S&P Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value. The Lipper Mid-Cap Growth Funds Index is an unman- aged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The NASDAQ Composite Index is a broad-based capitalization-weighted index of stocks in all three NASDAQ tiers: Global Select, Global Market and Capital Market. The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation. The Lipper Small-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index consists of the 3,000 largest U.S. companies based on total market capitalization. The Lipper Multi-Cap Growth Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Multi-Cap Growth classification.
References to specific securities should not be construed as recommendations by the Funds or their Advisor. Please refer to the schedule of investments in the report for Fund holdings information.
Cash flow: measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest to pretax income.
Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, lower- or non-rated securities and smaller companies.
Must be preceded or accompanied by a current prospectus.
Quasar Distributors, LLC, distributor. 11/06

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EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (including redemption fees) and (2) ongoing costs, including management fees and other Fund specific expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/06 – 9/30/06). This information is unaudited.
ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Balanced, Large Cap, Mid Cap, Science & Technology and USA Global Funds within 60 days of purchase. The Buffalo High Yield, Small Cap and Micro Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes management fees, registration fees and other expenses. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
BUFFALO BALANCED FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2006	ENDING ACCOUNT VALUE SEPTEMBER 30, 2006	EXPENSES PAID DURING PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006*

Actual	$ 1,000.00	$ 1,053.30	$ 5.25
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.95	$ 5.16
*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
BUFFALO HIGH YIELD FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2006	ENDING ACCOUNT VALUE SEPTEMBER 30, 2006	EXPENSES PAID DURING PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006*

Actual	$ 1,000.00	$ 1,012.90	$ 5.15
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.95	$ 5.16
*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

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BUFFALO LARGE CAP FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2006	ENDING ACCOUNT VALUE SEPTEMBER 30, 2006	EXPENSES PAID DURING PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006*

Actual	$ 1,000.00	$ 1,033.80	$ 5.35
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.80	$ 5.32
*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
BUFFALO MICRO CAP FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2006	ENDING ACCOUNT VALUE SEPTEMBER 30, 2006	EXPENSES PAID DURING PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006*

Actual	$ 1,000.00	$ 925.10	$ 7.24
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.55	$ 7.59
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
BUFFALO MID CAP FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2006	ENDING ACCOUNT VALUE SEPTEMBER 30, 2006	EXPENSES PAID DURING PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006*

Actual	$ 1,000.00	$ 940.50	$ 4.96
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.95	$ 5.16
*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
BUFFALO SCIENCE & TECHNOLOGY FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2006	ENDING ACCOUNT VALUE SEPTEMBER 30, 2006	EXPENSES PAID DURING PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006*

Actual	$ 1,000.00	$ 980.20	$ 5.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.90	$ 5.22
*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
BUFFALO SMALL CAP FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2006	ENDING ACCOUNT VALUE SEPTEMBER 30, 2006	EXPENSES PAID DURING PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006*

Actual	$ 1,000.00	$ 938.00	$ 4.91
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.00	$ 5.11
*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
BUFFALO USA GLOBAL FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2006	ENDING ACCOUNT VALUE SEPTEMBER 30, 2006	EXPENSES PAID DURING PERIOD APRIL 1, 2006 - SEPTEMBER 30, 2006*

Actual	$ 1,000.00	$ 1,014.00	$ 5.25
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.85	$ 5.27
*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

9

ALLOCATION OF PORTFOLIO HOLDINGS

Percentages represent market value as a percentage of total investments on September 30, 2006 (unaudited).
BUFFALO BALANCED FUND	BUFFALO LARGE CAP FUND

BUFFALO HIGH YIELD FUND	BUFFALO MICRO CAP FUND

10

BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO USA GLOBAL FUND

11

BUFFALO
BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 63.15%
CONSUMER DISCRETIONARY — 1.71%
	Auto Components — 0.46%
30,000	Modine Manufacturing Co.	$729,900

	Hotels, Restaurants & Leisure — 0.41%
10,000	Harrah’s Entertainment, Inc.	664,300

	Leisure Equipment & Products — 0.84%
60,000	Eastman Kodak Co.	1,344,000

	Total Consumer Discretionary	2,738,200

CONSUMER STAPLES — 9.53%
	Beverages — 3.26%
80,000	The Coca-Cola Co.	3,574,400
25,000	PepsiCo, Inc.	1,631,500

		5,205,900

	Food & Staples Retailing — 1.09%
35,000	Costco Wholesale Corp.	1,738,800

	Food Products — 3.61%
75,000	ConAgra Foods, Inc.	1,836,000
10,000	Del Monte Foods Co.	104,500
30,000	General Mills, Inc.	1,698,000
20,000	Kellogg Co.	990,400
25,000	Wm. Wrigley Jr. Co.	1,151,500

		5,780,400

	Household Products — 1.57%
30,000	Colgate-Palmolive Co.	1,863,000
10,000	Kimberly-Clark Corp.	653,600

		2,516,600

	Total Consumer Staples	15,241,700

ENERGY — 20.66%
	Energy Equipment & Services — 1.53%
11,742	Eagle Geophysical, Inc.(a)(b)	249,517
40,000	Patterson-UTI Energy, Inc.	950,400
10,000	Schlumberger Ltd.	620,300
15,000	Weatherford International Ltd.(a)	625,800

		2,446,017

	Oil & Gas — 19.13%
50,000	Anadarko Petroleum Corp.	2,191,500
30,000	Apache Corp.	1,896,000
50,000	BP PLC, ADR	3,279,000
70,000	ChevronTexaco Corp.	4,540,200
90,000	ConocoPhillips	5,357,700
60,000	Exxon Mobil Corp.	4,026,000
40,000	Frontier Oil Corp.	1,063,200
30,000	Hess Corp.	1,242,600
35,000	Marathon Oil Corp.	2,691,500
60,000	Suncor Energy, Inc.	4,323,000

		30,610,700

	Total Energy	33,056,717

12

SHARES		MARKET VALUE

FINANCIALS — 9.12%
	Commercial Banks — 1.22%
10,000	Marshall & Ilsley Corp.	$481,800
10,000	Northern Trust Corp.	584,300
20,000	Wilmington Trust Corp.	891,000

		1,957,100

	Diversified Financial Services — 3.14%
70,000	Citigroup, Inc.	3,476,900
25,000	JPMorgan Chase & Co.	1,174,000
10,000	Regions Financial Corp.	367,900

		5,018,800

	Insurance — 4.76%
50,000	The Allstate Corp.	3,136,500
40,000	The Chubb Corp.	2,078,400
50,000	Cincinnati Financial Corp.	2,403,000

		7,617,900

	Total Financials	14,593,800

HEALTH CARE — 5.35%
	Health Care Equipment & Supplies — 0.71%
25,000	Baxter International, Inc.	1,136,500

	Pharmaceuticals — 4.64%
60,000	Abbott Laboratories	2,913,600
15,000	Eli Lilly & Co.	855,000
25,000	GlaxoSmithKline PLC, ADR	1,330,750
20,000	Johnson & Johnson	1,298,800
20,000	Wyeth	1,016,800

		7,414,950

	Total Health Care	8,551,450

INDUSTRIALS — 9.36%
	Aerospace & Defense — 3.41%
25,000	Lockheed Martin Corp.	2,151,500
30,000	Northrop Grumman Corp.	2,042,100
20,000	United Technologies Corp.	1,267,000

		5,460,600

	Air Freight & Logistics — 0.34%
5,000	FedEx Corp.	543,400

	Airlines — 0.47%
45,000	Southwest Airlines Co.	749,700

	Commercial Services & Supplies — 2.77%
100,000	Pitney Bowes, Inc.	4,437,000

	Industrial Conglomerates — 2.37%
100,000	General Electric Co.	3,530,000
5,000	ITT Corp.	256,350

		3,786,350

	Total Industrials	14,977,050

13

BUFFALO
BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY — 6.44%
	Computers & Peripherals — 1.54%
30,000	International Business Machines Corp.	$2,458,200

	Semiconductor & Semiconductor Equipment — 2.85%
60,000	Applied Materials, Inc.	1,063,800
170,000	Intel Corp.	3,496,900

		4,560,700

	Software — 2.05%
120,000	Microsoft Corp.	3,279,600

	Total Information Technology	10,298,500

UTILITIES — 0.98%
	Electric Utilities — 0.45%
20,000	OGE Energy Corp.	722,200

	Multi-Utilities & Unregulated Power — 0.53%
8,000	Kinder Morgan, Inc.	838,800

	Total Utilities	1,561,000

TOTAL COMMON STOCKS		101,018,417

(COST $79,498,599)
CONVERTIBLE PREFERRED STOCKS — 0.82%
MATERIALS — 0.82%
	Chemicals — 0.82%
52,500	ICO, Inc.(a)	1,314,600

	Total Materials	1,314,600

TOTAL CONVERTIBLE PREFERRED STOCKS		1,314,600

(COST $904,109)
CORPORATE BONDS — 22.97%
CONSUMER DISCRETIONARY — 6.15%
	Automobiles — 2.43%
	Ford Motor Credit Company
$4,000,000	7.375%, 10/28/2009	3,889,824

	Hotels, Restaurants & Leisure — 0.48%
	Circus Circus
55,000	7.625%, 07/15/2013	54,588
	Mikohn Gaming Corp.
692,000	11.875%, 08/15/2008	716,005

		770,593

	Leisure Equipment & Products — 0.61%
	Eastman Kodak Co.
1,000,000	7.250%, 11/15/2013	981,485

	Media — 0.07%
	Fisher Communications, Inc.
100,000	8.625%, 09/15/2014	104,250

14

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY(Continued)
	Specialty Retail — 0.62%
	FTD, Inc.
$1,000,000	7.750%, 02/15/2014	$990,000

	Textiles, Apparel & Luxury Goods — 1.94%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014	3,105,000

	Total Consumer Discretionary	9,841,152

CONSUMER STAPLES — 2.04%
	Food Products — 0.81%
	Pilgrim’s Pride Corp.
1,250,000	9.250%, 11/15/2013	1,287,500

	Personal Products — 1.23%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014	1,970,000

	Total Consumer Staples	3,257,500

ENERGY — 6.02%
	Oil & Gas — 6.02%
	Giant Industries, Inc.
4,000,000	8.000%, 05/15/2014	4,350,000
	Swift Energy Co.
10,000	9.375%, 05/01/2012	10,600
	United Refining Co.
5,000,000	10.500%, 08/15/2012	5,275,000

	Total Energy	9,635,600

HEALTH CARE — 3.92%
	Health Care Equipment & Supplies — 0.10%
	Inverness Medical Innovations, Inc.
150,000	8.750%, 02/15/2012	148,500

	Health Care Providers & Services — 1.22%
	Carriage Services, Inc.
2,000,000	7.875%, 01/15/2015	1,955,000

	Pharmaceuticals — 2.60%
	Warner Chilcott Corp.
4,000,000	8.750%, 02/01/2015	4,160,000

	Total Health Care	6,263,500

INDUSTRIALS — 2.88%
	Commercial Services & Supplies — 2.88%
	Greenbrier Companies, Inc.
1,500,000	8.375%, 05/15/2015	1,530,000
	Iron Mountain, Inc.
3,000,000	8.625%, 04/01/2013	3,082,500

	Total Industrials	4,612,500

15

BUFFALO
BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

FACE AMOUNT		MARKET VALUE

MATERIALS — 1.96%
	Metals & Mining — 1.96%
	Chaparral Steel Co.
$2,800,000	10.000%, 07/15/2013	$3,136,000

	Total Materials	3,136,000

TOTAL CORPORATE BONDS		36,746,252

(COST $35,257,343)
CONVERTIBLE BONDS — 8.30%
CONSUMER DISCRETIONARY — 4.10%
	Hotels, Restaurants & Leisure — 0.60%
	Magna Entertainment Corp.
1,000,000	7.250%, 12/15/2009	963,750

	Media — 3.50%
	Lions Gate Entertainment Corp.
3,500,000	2.938%, 10/15/2024	3,661,875
2,000,000	3.625%, 03/15/2025	1,937,500

		5,599,375

	Total Consumer Discretionary	6,563,125

HEALTH CARE — 2.52%
	Pharmaceuticals — 2.52%
	Amylin Pharmaceuticals, Inc.
2,700,000	2.500%, 04/15/2011	4,026,375

	Total Health Care	4,026,375

INDUSTRIALS — 1.68%
	Airlines — 1.68%
	JetBlue Airways Corp.
3,000,000	3.750%, 03/15/2035	2,681,250

	Total Industrials	2,681,250

TOTAL CONVERTIBLE BONDS		13,270,750

(COST $12,180,287)

16

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS — 3.95%
INVESTMENT COMPANY — 0.68%
$1,078,411	SEI Daily Income Trust Treasury II Fund — Class B	$1,078,411

	Total Investment Companies	1,078,411

U.S. TREASURY OBLIGATIONS — 3.27%
	Public Finance, Taxation, And Monetary Policy — 3.27%
471,000	4.653%, 10/05/2006	470,749
4,765,000	4.900%, 10/12/2006	4,759,249

	Total U.S. Treasury Obligations	5,229,998

TOTAL SHORT TERM INVESTMENTS		6,308,409

(COST $6,308,409)
TOTAL INVESTMENTS — 99.19%		158,658,428
(COST $134,148,747)
Other Assets in Excess of Liabilities — 0.81%		1,299,895

TOTAL NET ASSETS — 100.00%		$159,958,323

ADR — American Depository Receipt
(a)	Non-Income Producing
(b)	Fair valued security. The total value of this security amounted to $249,517 (0.16% of net assets) at September 30, 2006.
The accompanying notes are an integral part of these financial statements.

17

BUFFALO
HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

COMMON STOCKS — 0.20%
ENERGY — 0.20%
	Energy Equipment & Services — 0.20%
17,025	Eagle Geophysical, Inc.(a)(b)	$361,781

	Total Energy	361,781

TOTAL COMMON STOCKS		361,781

(COST $0)
CONVERTIBLE PREFERRED STOCKS — 4.30%
FINANCIALS — 3.24%
	Commercial Banks — 3.24%
118,200	Boston Private Capital Trust I	5,850,900

	Total Financials	5,850,900

MATERIALS — 1.06%
	Chemicals — 1.06%
76,200	ICO, Inc.(a)	1,908,048

	Total Materials	1,908,048

TOTAL CONVERTIBLE PREFERRED STOCKS		7,758,948

(COST $7,224,769)
PREFERRED STOCKS — 0.00%
CONSUMER DISCRETIONARY — 0.00%
	Media — 0.00%
7,250	Adelphia Communications Corp.(a)(d)	3,625

	Total Consumer Discretionary	3,625

TOTAL PREFERRED STOCKS		3,625

(COST $719,125)
CORPORATE BONDS — 69.18%
CONSUMER DISCRETIONARY — 43.04%
	Automobiles — 4.34%
	Ford Motor Credit Company
$4,700,000	7.375%, 10/28/2009	4,570,543
	General Motors Acceptance Corp.
3,295,000	6.875%, 08/28/2012	3,265,296

		7,835,839

	Distributors — 1.92%
	Inergy L.P./Inergy Finance Corp.(a)
3,600,000	6.875%, 12/15/2014	3,465,000

	Hotels, Restaurants & Leisure — 15.09%
	Aztar Corp.
1,700,000	7.875%, 06/15/2014	1,840,250

18

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Hotels, Restaurants & Leisure (Continued)
	Circus Circus
$3,100,000	7.625%, 07/15/2013	$3,076,750
	Host Marriott LP
2,185,000	9.250%, 10/01/2007	2,264,206
	Isle of Capri Casinos
4,025,000	7.000%, 03/01/2014	3,843,875
	Las Vegas Sands Corp.
925,000	6.375%, 02/15/2015	872,969
	Mandalay Resort Group
460,000	10.250%, 08/01/2007	477,250
	MGM Mirage
180,000	8.375%, 02/01/2011	188,559
	Mikohn Gaming Corp.
3,211,000	11.875%, 08/15/2008	3,322,389
	Park Place Entertainment Corp.
300,000	8.875%, 09/15/2008	315,000
595,000	8.125%, 05/15/2011	630,700
	Penn National Gaming, Inc.
1,480,000	6.750%, 03/01/2015	1,448,550
	Royal Caribbean Cruises Ltd.
3,930,000	7.500%, 10/15/2027	3,857,873
	Trump Entertainment Resorts, Inc.
5,275,000	8.500%, 06/01/2015	5,070,594

		27,208,965

	Household Durables — 4.70%
	Jarden Corp.
2,200,000	9.750%, 05/01/2012	2,332,000
	Rent-A-Center, Inc.
5,100,000	7.500%, 05/01/2010	5,151,000
	Rent-Way, Inc.
850,000	11.875%, 06/15/2010	990,250

		8,473,250

	Leisure Equipment & Products — 1.45%
	Pinnacle Entertainment, Inc.
2,570,000	8.250%, 03/15/2012	2,614,975

	Media — 0.90%
	Fisher Communications, Inc.
175,000	8.625%, 09/15/2014	182,437
	XM Satellite Radio, Inc.
1,500,000	9.750%, 05/01/2014 (Acquired 04/21/2006-05/04/2006, Cost $1,496,395)(c)	1,447,500

		1,629,937

	Multiline Retail — 0.01%
	Wal-Mart Stores
12,000	8.750%, 12/29/2006	12,024

	Specialty Retail — 6.38%
	Autonation, Inc.
100,000	7.000%, 04/15/2014 (Acquired 04/05/2006, Cost $100,000)(c)	100,250
	Central Garden and Pet Co.
4,500,000	9.125%, 02/01/2013	4,691,250
	FTD, Inc.
4,000,000	7.750%, 02/15/2014	3,960,000

19

BUFFALO
HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Specialty Retail (Continued)
	Group 1 Automotive, Inc.
$900,000	8.250%, 08/15/2013	$924,750
	GSC Holdings Corp.
1,770,000	8.000%, 10/01/2012	1,831,950

		11,508,200

	Textiles, Apparel & Luxury Goods — 7.26%
	Interface, Inc.
2,250,000	10.375%, 02/01/2010	2,463,750
3,570,000	9.500%, 02/01/2014	3,694,950
	Oxford Industries, Inc.
3,650,000	8.875%, 06/01/2011	3,741,250
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,190,200

		13,090,150

	Wireless Telecommunication Services — 0.99%
	Rogers Wireless, Inc.
1,665,000	7.500%, 03/15/2015	1,785,713

	Total Consumer Discretionary	77,624,053

CONSUMER STAPLES — 3.04%
	Food Products — 0.63%
	Pilgrim’s Pride Corp.
1,110,000	9.250%, 11/15/2013	1,143,300

	Household Products — 1.32%
	Prestige Brands, Inc.
2,350,000	9.250%, 04/15/2012	2,373,500

	Personal Products — 1.09%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014	1,970,000

	Total Consumer Staples	5,486,800

ENERGY — 8.45%
	Oil & Gas — 8.45%
	Giant Industries, Inc.
4,615,000	8.000%, 05/15/2014	5,018,812
	The Premcor Refining Group, Inc.
2,200,000	9.250%, 02/01/2010	2,327,420
450,000	9.500%, 02/01/2013	490,499
2,530,000	7.500%, 06/15/2015	2,646,160
	Swift Energy Co.
300,000	9.375%, 05/01/2012	318,000
	United Refining Co.
4,200,000	10.500%, 08/15/2012	4,431,000

	Total Energy	15,231,891

20

FACE AMOUNT		MARKET VALUE

FINANCIALS — 0.82%
	Capital Markets — 0.82%
	E*Trade Financial Corp.
$1,400,000	7.875%, 12/01/2015	$1,480,500

	Total Financials	1,480,500

HEALTH CARE — 3.87%
	Health Care Equipment & Supplies — 0.38%
	Inverness Medical Innovations, Inc.
680,000	8.750%, 02/15/2012	673,200

	Pharmaceuticals — 3.49%
	Warner Chilcott Corp.
6,055,000	8.750%, 02/01/2015	6,297,200

	Total Health Care	6,970,400

INDUSTRIALS — 8.56%
	Commercial Services & Supplies — 8.56%
	Allied Waste North America
867,000	9.250%, 09/01/2012	928,774
3,600,000	7.875%, 04/15/2013	3,699,000
	FTI Consulting, Inc.
100,000	7.750%, 10/01/2016 (Acquired 09/27/2006, Cost $100,000)(c)	101,500
	Greenbrier Companies, Inc.
2,715,000	8.375%, 05/15/2015	2,769,300
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013	1,387,125
4,875,000	7.750%, 01/15/2015	4,899,375
	Mobile Mini, Inc.
822,000	9.500%, 07/01/2013	883,650
	Williams Scotsman, Inc.
750,000	8.500%, 10/01/2015	770,625

	Total Industrials	15,439,349

MATERIALS — 1.40%
	Construction Materials — 1.40%
	U.S. Concrete, Inc.
2,615,000	8.375%, 04/01/2014	2,526,744

	Total Materials	2,526,744

TOTAL CORPORATE BONDS		124,759,737

(COST $121,111,610)

21

BUFFALO
HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

FACE AMOUNT		MARKET VALUE

CONVERTIBLE BONDS — 21.30%
CONSUMER DISCRETIONARY — 8.72%
	Leisure Equipment & Products — 2.75%
	WMS Industries, Inc.
$3,140,000	2.750%, 07/15/2010	$4,961,200

	Media — 4.50%
	Lions Gate Entertainment Corp.
700,000	4.875%, 12/15/2010	1,313,375
6,500,000	2.938%, 10/15/2024	6,800,625

		8,114,000

	Specialty Retail — 1.47%
	Best Buy
2,175,000	2.250%, 01/15/2022	2,642,625

	Total Consumer Discretionary	15,717,825

ENERGY — 0.09%
	Energy Equipment & Services — 0.09%
	Moran Energy, Inc.
161,000	8.750%, 01/15/2008	158,585

	Total Energy	158,585

HEALTH CARE — 6.84%
	Pharmaceuticals — 6.84%
	Amylin Pharmaceuticals, Inc.
5,040,000	2.500%, 04/15/2011	7,515,900
	First Horizon Pharmaceutical Corp.
4,760,000	1.750%, 03/08/2024	4,825,450

	Total Health Care	12,341,350

INDUSTRIALS — 2.99%
	Airlines — 2.99%
	JetBlue Airways Corp.
6,030,000	3.750%, 03/15/2035.	5,389,312

	Total Industrials	5,389,312

INFORMATION TECHNOLOGY — 2.66%
	Semiconductor & Semiconductor Equipment — 2.66%
	Fairchild Semiconductor International
4,830,000	5.000%, 11/01/2008	4,805,850

	Total Information Technology	4,805,850

TOTAL CONVERTIBLE BONDS		38,412,922

(COST $32,683,731)

22

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS — 3.39%
INVESTMENT COMPANY — 0.61%
$1,105,276	SEI Daily Income Trust Treasury II Fund — Class B	$1,105,276

	Total Investment Companies	1,105,276

U.S. TREASURY OBLIGATIONS — 2.78%
	Public Finance, Taxation, And Monetary Policy — 2.78%
5,008,000	4.653%, 10/05/2006	5,005,328

	Total U.S. Treasury Obligations	5,005,328

TOTAL SHORT TERM INVESTMENTS		6,110,604

(COST $6,110,604)
TOTAL INVESTMENTS — 98.37%		177,407,617
(COST $167,849,839)
Other Assets in Excess of Liabilities — 1.63%		2,944,491

TOTAL NET ASSETS — 100.00%		$180,352,108

(a)	Non-Income Producing
(b)	Fair valued security. The total value of these securities amounted to $361,781 (0.20% of net assets) at September 30, 2006.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $1,649,250 (0.91% of net assets) at September 30, 2006.
(d)	Security is in default at September 30, 2006.
The accompanying notes are an integral part of these financial statements.

23

BUFFALO
LARGE CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 97.06%
CONSUMER DISCRETIONARY — 14.78%
	Hotels, Restaurants & Leisure — 6.46%
18,000	Harrah’s Entertainment, Inc.	$1,195,740
36,200	Marriott International, Inc. — Class A	1,398,768
13,700	Starwood Hotels & Resorts Worldwide, Inc.	783,503

		3,378,011

	Internet & Catalog Retail — 0.90%
16,600	eBay, Inc.(a)	470,776

	Media — 7.42%
83,500	Time Warner, Inc.	1,522,205
34,250	Viacom Inc. — Class B(a)	1,273,415
35,000	The Walt Disney Co.	1,081,850

		3,877,470

	Total Consumer Discretionary	7,726,257

CONSUMER STAPLES — 5.59%
	Beverages — 1.71%
13,700	PepsiCo, Inc.	894,062

	Food & Staples Retailing — 3.88%
45,200	CVS Corp.	1,451,824
13,000	Walgreen Co.	577,070

		2,028,894

	Total Consumer Staples	2,922,956

FINANCIALS — 16.68%
	Capital Markets — 7.41%
4,300	The Goldman Sachs Group, Inc.	727,431
9,600	Legg Mason, Inc.	968,256
17,400	Morgan Stanley	1,268,634
19,000	T. Rowe Price Group, Inc.	909,150

		3,873,471

	Commercial Banks — 3.07%
27,500	Northern Trust Corp.	1,606,825

	Diversified Financial Services — 3.87%
19,500	American Express Co.	1,093,560
8,800	Franklin Resources, Inc.	930,600

		2,024,160

	Insurance — 2.33%
22,400	Principal Financial Group, Inc.	1,215,872

	Total Financials	8,720,328

HEALTH CARE — 29.71%
	Biotechnology — 2.25%
40,200	MedImmune, Inc.(a)	1,174,242

	Health Care Equipment & Supplies — 7.81%
33,800	Baxter International, Inc.	1,536,548
23,500	C.R. Bard, Inc.	1,762,500
22,300	St. Jude Medical, Inc.(a)	786,967

		4,086,015

24

SHARES		MARKET VALUE

HEALTH CARE (Continued)
	Health Care Providers & Services — 3.73%
17,500	Medco Health Solutions, Inc.(a)	$1,051,925
14,700	Quest Diagnostics, Inc.	899,052

		1,950,977

	Pharmaceuticals — 15.92%
25,800	Abbott Laboratories	1,252,848
43,100	Bayer AG, ADR	2,195,945
57,100	Schering-Plough Corp.	1,261,339
44,600	Teva Pharmaceutical Industries, Ltd., ADR	1,520,414
41,200	Wyeth	2,094,608

		8,325,154

	Total Health Care	15,536,388

INDUSTRIALS — 7.64%
	Air Freight & Logistics — 3.41%
16,400	FedEx Corp.	1,782,352

	Commercial Services & Supplies — 4.23%
21,000	Automatic Data Processing, Inc.	994,140
29,022	First Data Corp.	1,218,924

		2,213,064

	Total Industrials	3,995,416

INFORMATION TECHNOLOGY — 22.66%
	Communications Equipment — 8.33%
43,300	Cisco Systems, Inc.(a)	995,900
76,100	Corning, Inc.(a)	1,857,601
60,000	Motorola, Inc.	1,500,000

		4,353,501

	Semiconductor & Semiconductor Equipment — 9.86%
60,700	Altera Corp.(a)	1,115,666
13,700	Analog Devices, Inc.	402,643
65,800	Applied Materials, Inc.	1,166,634
46,200	Intel Corp.	950,334
10,800	Intersil Corp.	265,140
11,200	National Semiconductor Corp.	263,536
29,900	Texas Instruments, Inc.	994,175

		5,158,128

	Software — 4.47%
39,500	Microsoft Corp.	1,079,535
59,000	Symantec Corp.(a)	1,255,520

		2,335,055

	Total Information Technology	11,846,684

TOTAL COMMON STOCKS		50,748,029

(COST $41,231,284)

25

BUFFALO
LARGE CAP FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

SHORT TERM INVESTMENTS — 0.31%
INVESTMENT COMPANY — 0.31%
161,898	SEI Daily Income Trust Treasury II Fund — Class B	$161,898

	Total Investment Companies	161,898

TOTAL SHORT TERM INVESMENTS		161,898

(COST $161,898)
TOTAL INVESTMENTS — 97.37%		50,909,927
(COST $41,393,182)
Other Assets in Excess of Liabilities — 2.63%		1,377,540

TOTAL NET ASSETS — 100.00%		$52,287,467

ADR — American Depository Receipt
(a)	Non-Income Producing
The accompanying notes are an integral part of these financial statements.

26

BUFFALO
MICRO CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 96.95%
CONSUMER DISCRETIONARY — 29.80%
	Hotels, Restaurants & Leisure — 9.36%
30,726	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	$691,028
73,100	Morton’s Restaurant Group, Inc.(a)	1,126,471
16,600	Orient-Express Hotels Ltd. — Class A	620,508
15,400	Steiner Leisure Ltd.(a)	647,570
65,200	Sunterra Corp.(a)	738,716
73,200	Trump Entertainment Resorts, Inc.(a)	1,241,472

		5,065,765

	Leisure Equipment & Products — 6.49%
79,500	DTS, Inc.(a)	1,683,810
37,600	MarineMax, Inc.(a)	956,920
77,900	Monaco Coach Corp.	867,806

		3,508,536

	Multiline Retail — 1.73%
67,400	Tuesday Morning Corp.	935,512

	Specialty Retail — 6.76%
75,300	A.C. Moore Arts & Crafts, Inc.(a)	1,432,959
54,750	Cache, Inc.(a)	979,477
95,600	Golf Galaxy, Inc.(a)	1,242,800

		3,655,236

	Textiles, Apparel & Luxury Goods — 5.46%
81,300	The Dixie Group, Inc.(a)	1,212,996
23,000	Oxford Industries, Inc.	986,930
35,800	True Religion Apparel, Inc.(a)	755,738

		2,955,664

	Total Consumer Discretionary	16,120,713

FINANCIALS — 11.38%
	Capital Markets — 3.83%
25,000	Hennessy Advisors, Inc.	622,500
60,000	Sanders Morris Harris Group, Inc.	750,600
43,600	Thomas Weisel Partners Group, Inc.(a)	699,780

		2,072,880

	Commercial Banks — 2.16%
24,100	Boston Private Financial Holdings, Inc.	671,908
10,800	PrivateBancorp, Inc.	493,776

		1,165,684

	Diversified Financial Services — 5.39%
50,200	Cohen & Steers, Inc.	1,624,472
123,200	MarketAxess Holdings, Inc.(a)	1,289,904

		2,914,376

	Total Financials	6,152,940

27

BUFFALO
MICRO CAP FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

HEALTH CARE — 28.06%
	Biotechnology — 4.62%
15,000	Altus Pharmaceuticals, Inc.(a)	$239,550
47,000	AtheroGenics, Inc.(a)	618,990
51,000	LifeCell Corp.(a)	1,643,220

		2,501,760

	Health Care Equipment & Supplies — 17.43%
148,900	Align Technology, Inc.(a)	1,694,482
61,600	AngioDynamics, Inc.(a)	1,275,736
48,100	ev3, Inc.(a)	818,181
90,500	Lifecore Biomedical, Inc.(a)	1,276,050
34,750	Meridian Bioscience, Inc.	816,973
55,400	Merit Medical Systems, Inc.(a)	752,332
46,000	Molecular Devices Corp.(a)	850,540
61,500	Neurometrix, Inc.(a)	1,169,115
66,300	Spectranetics Corp.(a)	775,710

		9,429,119

	Health Care Providers & Services — 6.01%
51,500	Health Fitness Corp.(a)	81,370
24,400	ICON PLC, ADR(a)	1,722,152
14,800	MWI Veterinary Supply, Inc.(a)	496,244
35,600	PRA International(a)	950,164

		3,249,930

	Total Health Care	15,180,809

INDUSTRIALS — 13.07%
	Commercial Services & Supplies — 13.07%
87,700	Clayton Holdings, Inc.(a)	1,102,389
23,700	CRA International, Inc.(a)	1,129,542
151,900	Educate, Inc.(a)	1,213,681
22,100	First Advantage Corp. — Class A(a)	461,006
30,800	FirstService Corp.(a)	733,656
40,000	Heidrick & Struggles International, Inc.(a)	1,440,000
101,200	Hudson Highland Group, Inc.(a)	991,760

	Total Industrials	7,072,034

INFORMATION TECHNOLOGY — 14.64%
	Electronic Equipment & Instruments — 1.44%
41,700	Measurement Specialties, Inc.(a)	777,705

	Internet Software & Services — 5.43%
66,400	eCollege.com, Inc.(a)	1,061,736
101,400	Jupitermedia Corp.(a)	878,124
92,200	Stellent, Inc.	999,448

		2,939,308

	Semiconductor & Semiconductor Equipment — 1.73%
85,841	Entegris, Inc.(a)	936,525

28

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software — 6.04%
55,700	Neoware Systems, Inc.(a)	$756,963
78,300	Packeteer, Inc.(a)	674,163
89,100	PDF Solutions, Inc.(a)	976,536
29,400	THQ, Inc.(a)	857,598

		3,265,260

	Total Information Technology	7,918,798

TOTAL COMMON STOCKS		52,445,294

(COST $47,350,424)
SHORT TERM INVESTMENTS — 4.44%
INVESTMENT COMPANY — 1.99%
1,074,235	SEI Daily Income Trust Treasury II Fund — Class B	1,074,235

	Total Investment Companies	1,074,235

U.S. TREASURY OBLIGATIONS — 2.45%
	Public Finance, Taxation, And Monetary Policy — 2.45%
$911,000	4.653%, 10/05/2006	910,545
415,000	4.900%, 10/12/2006	414,479

	Total U.S. Treasury Obligations	1,325,024

TOTAL SHORT TERM INVESTMENTS		2,399,259

(COST $2,399,259)
TOTAL INVESTMENTS — 101.39%		54,844,553
(COST $49,749,683)
Liabilities in Excess of Other Assets — (1.39)%		(749,697)

TOTAL NET ASSETS — 100.00%		$54,094,856

ADR — American Depository Receipt
(a)	Non-Income Producing
The accompanying notes are an integral part of these financial statements.

29

BUFFALO
MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 97.54%
CONSUMER DISCRETIONARY — 28.77%
	Auto Components — 3.45%
106,000	Autoliv, Inc.	$5,841,660
446,800	Gentex Corp.	6,349,028

		12,190,688

	Hotels, Restaurants & Leisure — 7.06%
122,500	Boyd Gaming Corp.	4,708,900
67,900	Harrah’s Entertainment, Inc.	4,510,597
128,475	Life Time Fitness, Inc.(a)	5,947,108
155,300	Penn National Gaming, Inc.(a)	5,671,556
105,800	Royal Caribbean Cruises Ltd.	4,106,098

		24,944,259

	Leisure Equipment & Products — 0.91%
102,800	Brunswick Corp.	3,206,332

	Media — 1.82%
647,200	EMI Group PLC, ADR	6,431,485

	Specialty Retail — 13.17%
59,000	Abercrombie & Fitch Co. — Class A	4,099,320
109,700	Barnes & Noble, Inc.	4,162,018
189,000	Chico’s FAS, Inc.(a)	4,069,170
234,500	PETsMART, Inc.	6,507,375
208,600	Talbots, Inc.	5,684,350
157,100	Tiffany & Co.	5,215,720
327,700	Urban Outfitters, Inc.(a)	5,797,013
116,700	Weight Watchers International, Inc.	5,174,478
178,500	Williams-Sonoma, Inc.	5,781,615

		46,491,059

	Textiles, Apparel & Luxury Goods — 2.36%
34,900	Mohawk Industries, Inc.(a)	2,598,305
88,800	Polo Ralph Lauren Corp.	5,744,472

		8,342,777

	Total Consumer Discretionary	101,606,600

FINANCIALS — 8.55%
	Capital Markets — 6.29%
114,175	A.G. Edwards, Inc.	6,083,244
330,700	Janus Capital Group, Inc.	6,521,404
41,250	Legg Mason, Inc.	4,160,475
114,000	T. Rowe Price Group, Inc.	5,454,900

		22,220,023

	Diversified Financial Services — 2.26%
216,300	Morningstar, Inc.(a)	7,981,470

	Total Financials	30,201,493

30

SHARES		MARKET VALUE

HEALTH CARE — 27.88%
	Biotechnology — 5.16%
241,500	Amylin Pharmaceuticals, Inc.(a)	$10,642,905
259,900	MedImmune, Inc.(a)	7,591,679

		18,234,584

	Health Care Equipment & Supplies — 6.58%
72,000	Millipore Corp.(a)	4,413,600
463,300	Qiagen N.V.(a)	7,338,672
80,050	Sigma-Aldrich Corp.	6,057,383
120,300	Waters Corp.(a)	5,447,184

		23,256,839

	Health Care Providers & Services — 6.77%
215,800	Charles River Laboratories International, Inc.(a)	9,367,878
333,600	IMS Health, Inc.	8,887,104
158,000	Pharmaceutical Product Development, Inc.	5,639,020

		23,894,002

	Pharmaceuticals — 9.37%
161,600	Barr Pharmaceuticals, Inc.(a)	8,393,504
289,900	Endo Pharmaceuticals Holdings, Inc.(a)	9,436,245
240,600	Medicis Pharmaceutical Corp. — Class A	7,783,410
151,600	Shire Pharmaceuticals PLC, ADR	7,487,524

		33,100,683

	Total Health Care	98,486,108

INDUSTRIALS — 8.17%
	Commercial Services & Supplies — 8.17%
115,800	ChoicePoint Inc.(a)	4,145,640
230,000	DeVry, Inc.(a)	4,892,100
288,800	Hewitt Associates, Inc. — Class A(a)	7,006,288
202,100	Iron Mountain, Inc.(a)	8,678,174
114,500	Monster Worldwide, Inc.(a)	4,143,755

	Total Industrials	28,865,957

INFORMATION TECHNOLOGY — 24.17%
	Communications Equipment — 1.17%
84,800	Garmin Ltd.	4,136,544

	Electronic Equipment & Instruments — 1.54%
190,000	Jabil Circuit, Inc.	5,428,300

	IT Services — 2.05%
175,200	CheckFree Corp.(a)	7,239,264

	Semiconductor & Semiconductor Equipment — 9.33%
373,800	Altera Corp.(a)	6,870,444
108,300	KLA-Tencor Corp.	4,816,101
204,100	National Semiconductor Corp.	4,802,473
278,600	Novellus Systems, Inc.(a)	7,706,076
60,900	SanDisk Corp.(a)	3,260,586
431,000	Semtech Corp.(a)	5,499,560

		32,955,240

31

BUFFALO
MID CAP FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software — 10.08%
534,400	BEA Systems, Inc.(a)	$8,122,880
211,450	Cadence Design Systems, Inc.(a)	3,586,192
155,200	Citrix Systems, Inc.(a)	5,619,792
149,000	F5 Networks, Inc.(a)	8,004,280
487,100	Red Hat, Inc.(a)	10,268,068

		35,601,212

	Total Information Technology	85,360,560

TOTAL COMMON STOCKS		344,520,718

(COST $305,420,630)
SHORT TERM INVESTMENTS — 2.90%
INVESTMENT COMPANY — 0.23%
810,058	SEI Daily Income Trust Treasury II Fund — Class B	810,058

	Total Investment Companies	810,058

U.S. TREASURY OBLIGATIONS — 2.67%
	Public Finance, Taxation, And Monetary Policy — 2.67%
$4,723,000	4.653%, 10/05/2006	4,720,481
4,733,000	4.900%, 10/12/2006	4,726,902

	Total U.S. Treasury Obligations	9,447,383

TOTAL SHORT TERM INVESTMENTS		10,257,441

(COST $10,257,441)
TOTAL INVESTMENTS — 100.44%		354,778,159
(COST $315,678,071)
Liabilities in Excess of Other Assets — (0.44)%		(1,570,742)

TOTAL NET ASSETS — 100.00%		$353,207,417

ADR — American Depository Receipt
(a)	Non-Income Producing
The accompanying notes are an integral part of these financial statements.

32

BUFFALO SCIENCE &
TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 95.88%
CONSUMER DISCRETIONARY — 1.61%
	Internet & Catalog Retail — 1.61%
65,700	eBay, Inc.(a)	$1,863,252

	Total Consumer Discretionary	1,863,252

HEALTH CARE — 37.44%
	Biotechnology — 5.73%
63,800	Amylin Pharmaceuticals, Inc.(a)	2,811,666
65,900	AtheroGenics, Inc.(a)	867,903
59,800	MedImmune, Inc.(a)	1,746,758
34,800	Myogen, Inc.(a)	1,220,784

		6,647,111

	Health Care Equipment & Supplies — 16.47%
133,100	Align Technology, Inc.(a)	1,514,678
59,900	American Medical Systems Holdings, Inc.(a)	1,103,957
19,200	C.R. Bard, Inc.	1,440,000
107,700	ev3, Inc.(a)	1,831,977
16,700	Fisher Scientific International, Inc.(a)	1,306,608
63,550	Immucor, Inc.(a)	1,424,155
40,900	Mentor Corp.	2,060,951
14,900	Millipore Corp.(a)	913,370
53,200	Neurometrix, Inc.(a)	1,011,332
93,600	Qiagen N.V.(a)	1,482,624
15,400	Sigma-Aldrich Corp.	1,165,318
29,800	St. Jude Medical, Inc.(a)	1,051,642
26,400	Varian Medical Systems, Inc.(a)	1,409,496
30,900	Waters Corp.(a)	1,399,152

		19,115,260

	Health Care Providers & Services — 5.82%
43,900	Charles River Laboratories International, Inc.(a)	1,905,699
20,900	Covance, Inc.(a)	1,387,342
79,400	IMS Health, Inc.	2,115,216
37,700	Pharmaceutical Product Development, Inc.	1,345,513

		6,753,770

	Pharmaceuticals — 9.42%
25,600	Abbott Laboratories	1,243,136
32,100	Barr Pharmaceuticals, Inc.(a)	1,667,274
24,500	Bayer AG, ADR	1,248,275
56,600	Medicis Pharmaceutical Corp. — Class A	1,831,010
56,200	Schering-Plough Corp.	1,241,458
23,400	Shire Pharmaceuticals Group PLC, ADR	1,155,726
33,000	Teva Pharmaceutical Industries, Ltd., ADR	1,124,970
28,100	Wyeth	1,428,604

		10,940,453

	Total Health Care	43,456,594

INDUSTRIALS — 3.23%
	Commercial Services & Supplies — 3.23%
112,400	Hewitt Associates, Inc. — Class A(a)	2,726,824
28,200	Monster Worldwide, Inc.(a)	1,020,558

	Total Industrials	3,747,382

33

BUFFALO SCIENCE &
TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

INFORMATION TECHNOLOGY — 53.60%
	Communications Equipment — 7.74%
75,300	Adtran, Inc.	$1,795,152
84,400	Cisco Systems, Inc.(a)	1,941,200
70,400	Corning, Inc.(a)	1,718,464
78,900	Motorola, Inc.	1,972,500
78,900	Nokia OYJ, ADR	1,553,541

		8,980,857

	Computers & Peripherals — 2.26%
142,800	EMC Corp.(a)	1,710,744
33,500	Rackable Systems, Inc.(a)	916,895

		2,627,639

	Electronic Equipment & Instruments — 6.44%
76,800	Dolby Laboratories, Inc. — Class A(a)	1,524,480
98,100	Jabil Circuit, Inc.	2,802,717
20,300	Molex, Inc.	791,091
45,850	National Instruments Corp.	1,253,539
23,300	Trimble Navigation Ltd.(a)	1,096,964

		7,468,791

	Internet Software & Services — 1.33%
25,700	Equinix, Inc.(a)	1,544,570

	IT Services — 1.35%
38,000	CheckFree Corp.(a)	1,570,160

	Semiconductor & Semiconductor Equipment — 18.41%
85,150	Altera Corp.(a)	1,565,057
34,200	Analog Devices, Inc.	1,005,138
102,400	Applied Materials, Inc.	1,815,552
82,200	Cabot Microelectronics Corp.(a)	2,369,004
75,200	Cree, Inc.(a)	1,512,272
120,700	Entegris, Inc.(a)	1,316,837
35,800	FormFactor, Inc.(a)	1,508,254
86,150	Intel Corp.	1,772,105
60,150	Maxim Integrated Products, Inc.	1,688,411
31,000	Microchip Technology, Inc.	1,005,020
49,900	MKS Instruments, Inc.(a)	1,013,469
55,200	Novellus Systems, Inc.(a)	1,526,832
145,500	Semtech Corp.(a)	1,856,580
42,500	Texas Instruments, Inc.	1,413,125

		21,367,656

34

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software — 16.07%
123,600	BEA Systems, Inc.(a)	$1,878,720
63,650	Cadence Design Systems, Inc.(a)	1,079,504
37,500	Citrix Systems, Inc.(a)	1,357,875
40,600	F5 Networks, Inc.(a)	2,181,032
30,000	FileNet Corp.(a)	1,044,900
46,500	Kronos, Inc.(a)	1,585,185
70,900	Manhattan Associates, Inc.(a)	1,711,526
67,900	Microsoft Corp.	1,855,707
86,300	Oracle Corp.(a)	1,530,962
36,800	PDF Solutions, Inc.(a)	403,328
100,200	Red Hat, Inc.(a)	2,112,216
89,700	Symantec Corp.(a)	1,908,816

		18,649,771

	Total Information Technology	62,209,444

TOTAL COMMON STOCKS		111,276,672

(COST $94,380,516)
SHORT TERM INVESTMENTS — 3.85%
INVESTMENT COMPANY — 0.93%
1,077,539	SEI Daily Income Trust Treasury II Fund — Class B	1,077,539

	Total Investment Companies	1,077,539

U.S. TREASURY OBLIGATIONS — 2.92%
	Public Finance, Taxation, And Monetary Policy — 2.92%
$2,422,000	4.653%, 10/05/2006	2,420,789
965,000	4.900%, 10/12/2006	963,824

	Total U.S. Treasury Obligations	3,384,613

TOTAL SHORT TERM INVESTMENTS		4,462,152

(COST $4,462,152)
TOTAL INVESTMENTS — 99.73%		115,738,824
(COST $98,842,668)
Other Assets in Excess of Liabilities — 0.27%		318,916

TOTAL NET ASSETS — 100.00%		$116,057,740

ADR — American Depository Receipt
(a)	Non-Income Producing
The accompanying notes are an integral part of these financial statements.

35

BUFFALO
SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 98.46%
CONSUMER DISCRETIONARY — 27.87%
	Auto Components — 1.04%
1,389,764	Gentex Corp.	$19,748,546

	Hotels, Restaurants & Leisure — 7.82%
1,136,600	Ameristar Casinos, Inc.	24,675,586
996,750	Orient-Express Hotels Ltd. — Class A	37,258,515
1,264,500	P.F. Chang’s China Bistro, Inc.(a)	43,890,795
1,184,660	Penn National Gaming, Inc.(a)	43,263,783

		149,088,679

	Household Durables — 0.62%
12,600	Ethan Allen Interiors, Inc.	436,716
655,600	WCI Communities, Inc.(a)	11,433,664

		11,870,380

	Leisure Equipment & Products — 4.95%
4,700	Brunswick Corp.	146,593
1,017,100	Winnebago Industries, Inc.	31,916,598
2,132,350	WMS Industries, Inc.(a)(b)	62,285,944

		94,349,135

	Media — 1.58%
3,019,700	Lions Gate Entertainment Corp.(a)	30,227,197

	Multiline Retail — 0.96%
1,322,200	Tuesday Morning Corp.	18,352,136

	Specialty Retail — 9.29%
1,865,400	Borders Group, Inc.	38,054,160
735,550	Central Garden & Pet Co.(a)	35,497,643
661,548	Christopher & Banks Corp.	19,502,435
1,208,602	Gamestop Corp. — Class B(a)	54,036,595
1,078,100	Zale Corp.(a)	29,906,494

		176,997,327

	Textiles, Apparel & Luxury Goods — 1.61%
713,825	Oxford Industries, Inc.	30,630,231

	Total Consumer Discretionary	531,263,631

FINANCIALS — 4.36%
	Capital Markets — 2.21%
1,064,812	Raymond James Financial, Inc.	31,135,103
878,250	W.P. Stewart & Co. Ltd.	10,942,995

		42,078,098

	Commercial Banks — 2.15%
787,500	Boston Private Financial Holdings, Inc.	21,955,500
429,250	Wilmington Trust Corp.	19,123,087

		41,078,587

	Total Financials	83,156,685

36

SHARES		MARKET VALUE

HEALTH CARE — 27.08%
	Biotechnology — 4.87%
1,501,600	Amylin Pharmaceuticals, Inc.(a)	$66,175,512
755,900	Myogen, Inc.(a)	26,516,972

		92,692,484

	Health Care Equipment & Supplies — 10.97%
2,894,000	Align Technology, Inc.(a)	32,933,720
1,705,560	American Medical Systems Holdings, Inc.(a)	31,433,471
1,912,500	ev3, Inc.(a)	32,531,625
1,849,500	Immucor, Inc.(a)	41,447,295
948,800	Mentor Corp.	47,810,032
947,800	Wright Medical Group, Inc.(a)	22,984,150

		209,140,293

	Health Care Providers & Services — 8.17%
755,575	Charles River Laboratories International, Inc.(a)	32,799,511
767,625	Covance, Inc.(a)	50,954,947
1,413,156	Pharmaceutical Product Development, Inc.	50,435,538
1,078,000	PSS World Medical, Inc.(a)	21,549,220

		155,739,216

	Pharmaceuticals — 3.07%
1,224,200	Medicis Pharmaceutical Corp. — Class A	39,602,870
1,002,750	Sciele Pharma, Inc.(a)	18,891,810

		58,494,680

	Total Health Care	516,066,673

INDUSTRIALS — 14.23%
	Commercial Services & Supplies — 14.23%
521,500	Bright Horizons Family Solutions, Inc.(a)	21,762,195
2,264,325	Corinthian Colleges, Inc.(a)	24,477,353
1,742,400	DeVry, Inc.(a)	37,060,848
1,748,500	Educate, Inc.(a)	13,970,515
1,249,800	FirstService Corp.(a)	29,770,236
1,247,100	Heidrick & Struggles International, Inc.(a)(b)	44,895,600
521,700	ITT Educational Services, Inc.(a)	34,588,710
1,593,400	Korn/Ferry International(a)	33,365,796
1,559,050	Navigant Consulting, Inc.(a)	31,274,543

	Total Industrials	271,165,796

INFORMATION TECHNOLOGY — 24.92%
	Communications Equipment — 2.16%
1,728,450	Adtran, Inc.	41,206,248

	Computers & Peripherals — 1.00%
693,500	Rackable Systems, Inc.(a)	18,981,095

	Electronic Equipment & Instruments — 3.65%
1,854,275	Dolby Laboratories, Inc. — Class A(a)(b)	36,807,359
883,100	National Instruments Corp.	24,143,954
184,675	Trimble Navigation Ltd.(a)	8,694,499

		69,645,812

	Internet Software & Services — 1.37%
434,250	Equinix, Inc.(a)	26,098,425

37

BUFFALO
SMALL CAP FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Semiconductor & Semiconductor Equipment — 11.72%
1,219,800	Cabot Microelectronics Corp.(a)(b)	$35,154,636
1,738,000	Cree, Inc.(a)	34,951,180
1,936,350	Fairchild Semiconductor International, Inc.(a)	36,209,745
637,300	FormFactor, Inc.(a)	26,849,449
3,191,000	Micrel, Inc.(a)	30,601,690
1,748,368	MKS Instruments, Inc.(a)	35,509,354
1,883,600	Semtech Corp.(a)	24,034,736

		223,310,790

	Software — 5.02%
756,400	FileNet Corp.(a)	26,345,412
972,675	Kronos, Inc.(a)	33,158,491
1,500,500	Manhattan Associates, Inc.(a)(b)	36,222,070

		95,725,973

	Total Information Technology	474,968,343

TOTAL COMMON STOCKS		1,876,621,128

(COST $1,491,554,044)
SHORT TERM INVESTMENTS — 1.39%
INVESTMENT COMPANY — 0.06%
1,068,558	SEI Daily Income Trust Treasury II Fund — Class B	1,068,558

	Total Investment Companies	1,068,558

U.S. TREASURY OBLIGATIONS — 1.33%
	Public Finance, Taxation, And Monetary Policy — 1.33%
$24,846,000	4.653%, 10/05/2006	24,833,182
455,000	4.900%, 10/12/2006	454,455

	Total U.S. Treasury Obligations	25,287,637

TOTAL SHORT TERM INVESTMENTS		26,356,195

(COST $26,356,195)
TOTAL INVESTMENTS — 99.85%		1,902,977,323
(COST $1,517,910,239)
Other Assets in Excess of Liabilities — 0.15%		2,882,523

TOTAL NET ASSETS — 100.00%		$1,905,859,846

(a)	Non-Income Producing
(b)	Affliliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The accompanying notes are an integral part of these financial statements.

38

BUFFALO
USA GLOBAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS — 95.41%
CONSUMER DISCRETIONARY — 11.92%
	Auto Components — 5.18%
117,000	Gentex Corp.	$1,662,570
25,900	Johnson Controls, Inc.	1,858,066

		3,520,636

	Hotels, Restaurants & Leisure — 4.98%
20,400	Las Vegas Sands Corp.(a)	1,394,340
51,000	McDonald’s Corp.	1,995,120

		3,389,460

	Specialty Retail — 1.76%
36,000	Tiffany & Co.	1,195,200

	Total Consumer Discretionary	8,105,296

CONSUMER STAPLES — 12.45%
	Beverages — 1.83%
27,900	The Coca-Cola Co.	1,246,572

	Food Products — 3.17%
46,850	Wm. Wrigley Jr. Co.	2,157,911

	Household Products — 7.45%
24,700	Colgate-Palmolive Co.	1,533,870
24,800	Kimberly-Clark Corp.	1,620,928
30,815	Procter & Gamble Co.	1,909,914

		5,064,712

	Total Consumer Staples	8,469,195

ENERGY — 2.21%
	Energy Equipment & Services — 2.21%
52,900	Halliburton Co.	1,505,005

	Total Energy	1,505,005

FINANCIALS — 5.54%
	Insurance — 5.54%
42,100	AFLAC, Inc.	1,926,496
27,800	American International Group, Inc.	1,842,028

	Total Financials	3,768,524

HEALTH CARE — 30.90%
	Health Care Equipment & Supplies — 15.98%
51,600	Baxter International, Inc.	2,345,736
46,200	ev3, Inc.(a)	785,862
36,600	Mentor Corp.	1,844,274
22,500	Millipore Corp.(a)	1,379,250
22,700	Sigma-Aldrich Corp.	1,717,709
14,100	Varian Medical Systems, Inc.(a)	752,799
45,000	Waters Corp.(a)	2,037,600

		10,863,230

	Health Care Providers & Services — 2.68%
68,500	IMS Health, Inc.	1,824,840

39

BUFFALO
USA GLOBAL FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2006 (unaudited)

SHARES		MARKET VALUE

HEALTH CARE (Continued)
	Pharmaceuticals — 12.24%
54,600	Abbott Laboratories	$2,651,376
18,100	Johnson & Johnson	1,175,414
95,500	Schering-Plough Corp.	2,109,595
47,000	Wyeth	2,389,480

		8,325,865

	Total Health Care	21,013,935

INDUSTRIALS — 4.31%
	Aerospace & Defense — 0.96%
11,700	Teleflex, Inc.	650,988

	Commercial Services & Supplies — 3.35%
7,700	Getty Images, Inc.(a)	382,536
52,600	Heidrick & Struggles International, Inc.(a)	1,893,600

		2,276,136

	Total Industrials	2,927,124

INFORMATION TECHNOLOGY — 28.08%
	Communications Equipment — 4.90%
76,000	Cisco Systems, Inc.(a)	1,748,000
63,400	Motorola, Inc.	1,585,000

		3,333,000

	Electronic Equipment & Instruments — 3.16%
53,300	Dolby Laboratories, Inc. — Class A(a)	1,058,005
27,900	Molex, Inc.	1,087,263

		2,145,268

	Semiconductor & Semiconductor Equipment — 15.19%
26,500	Analog Devices, Inc.	778,835
80,002	Applied Materials, Inc.	1,418,435
32,405	Cabot Microelectronics Corp.(a)	933,912
70,300	Entegris, Inc.(a)	766,973
21,800	FormFactor, Inc.(a)	918,434
61,800	Integrated Device Technology, Inc.(a)	992,508
86,300	Intel Corp.	1,775,191
31,400	KLA-Tencor Corp.	1,396,358
57,300	National Semiconductor Corp.	1,348,269

		10,328,915

	Software — 4.83%
59,800	Microsoft Corp.	1,634,334
57,200	Oracle Corp.(a)	1,014,728
30,200	Red Hat, Inc.(a)	636,616

		3,285,678

	Total Information Technology	19,092,861

TOTAL COMMON STOCKS		64,881,940

(COST $46,812,052)

40

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS — 4.80%
INVESTMENT COMPANY — 1.46%
993,096	SEI Daily Income Trust Treasury II Fund — Class B	$993,096

	Total Investment Companies	993,096

U.S. TREASURY OBLIGATIONS — 3.34%
	Public Finance, Taxation, And Monetary Policy — 3.34%
$1,320,000	4.653%, 10/05/2006	1,319,340
954,000	4.900%, 10/12/2006	952,857

	Total U.S. Treasury Obligations	2,272,197

TOTAL SHORT TERM INVESTMENTS		3,265,293

(COST $3,265,293)
TOTAL INVESTMENTS — 100.21%		68,147,233
(COST $50,077,345)
Liabilities in Excess of Other Assets — (0.21)%		(141,695)

TOTAL NET ASSETS — 100.00%		$68,005,538

(a)	Non-Income Producing
The accompanying notes are an integral part of these financial statements.

41

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2006 (unaudited)

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$134,148,747	$167,849,839	$41,393,182	$49,749,683
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at cost	$134,148,747	$167,849,839	$41,393,182	$49,749,683

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$158,658,428	$177,407,617	$50,909,927	$54,844,553
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at value	158,658,428	177,407,617	50,909,927	54,844,553
Cash:	—	—	123,650	—
Receivables:
Investments sold	83,598	—	—	319,817
Fund shares sold	1,665,015	204,972	1,324,043	10,929
Dividends	113,059	—	21,960	6,526
Interest	939,992	3,210,863	3,272	3,953
Other assets	27,357	16,533	13,214	12,308

Total assets	161,487,449	180,839,985	52,396,066	55,198,086

LIABILITIES:
Payables:
Investments purchased	1,070,191	100,000	—	995,814
Fund shares purchased	306,544	236,244	66,196	43,535
Management fees	150,909	150,356	41,999	63,341
Accrued expenses	1,482	1,277	404	540

Total liabilities	1,529,126	487,877	108,599	1,103,230

NET ASSETS	$159,958,323	$180,352,108	$52,287,467	$54,094,856

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$137,566,910	$174,462,504	$43,232,672	$45,387,086
Accumulated net investment income (loss)	109,321	(938,858)	(26,799)	(282,234)
Accumulated net realized gain (loss) from investment transactions	(2,227,589)	(2,729,316)	(435,151)	3,895,134
Net unrealized appreciation of investments	24,509,681	9,557,778	9,516,745	5,094,870

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$159,958,323	$180,352,108	$52,287,467	$54,094,856

Capital shares, $1.00 par value:
Authorized	25,000,000	100,000,000	10,000,000	Unlimited

Outstanding	14,268,094	16,350,519	2,603,031	4,338,224

NET ASSET VALUE PER SHARE	$11.21	$11.03	$20.09	$12.47

The accompanying notes are an integral part of these financial statements.

42

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$315,678,071	$98,842,668	$1,328,273,551	$50,077,345
Investments in securities of affiliated issuers	—	—	189,636,688	—

Total investments, at cost	$315,678,071	$98,842,668	$1,517,910,239	$50,077,345

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$354,778,159	$115,738,824	$1,687,611,714	$68,147,233
Investments in securities of affiliated issuers	—	—	215,365,609	—

Total investments, at value	354,778,159	115,738,824	1,902,977,323	68,147,233
Cash:	241,656	—	—	—
Receivables:
Investments sold	—	603,080	4,269,225	—
Fund shares sold	731,689	316,834	1,139,107	21,982
Dividends	270,495	16,158	434,098	37,971
Interest	3,666	3,908	3,524	3,470
Other assets	22,235	14,510	45,921	13,351

Total assets	356,047,900	116,693,314	1,908,869,198	68,224,007

LIABILITIES:
Payables:
Investments purchased	2,232,539	434,832	—	—
Fund shares purchased	317,520	106,534	1,451,844	161,898
Management fees	287,833	93,142	1,555,371	56,210
Accrued expenses	2,591	1,066	2,137	361

Total liabilities	2,840,483	635,574	3,009,352	218,469

NET ASSETS	$353,207,417	$116,057,740	$1,905,859,846	$68,005,538

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$305,433,346	$98,456,849	$1,395,513,852	$48,486,107
Accumulated net investment income (loss)	(482,119)	(222,160)	(5,465,480)	13,575
Accumulated net realized gain (loss) from investment transactions	9,156,102	926,895	130,744,390	1,435,968
Net unrealized appreciation of investments	39,100,088	16,896,156	385,067,084	18,069,888

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$353,207,417	$116,057,740	$1,905,859,846	$68,005,538

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	100,000,000	10,000,000

Outstanding	24,293,459	9,006,004	70,776,803	3,140,222

NET ASSET VALUE PER SHARE	$14.54	$12.89	$26.93	$21.66

43

STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2006 (unaudited)

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

INVESTMENT INCOME:
Interest	$2,093,999	$6,283,685	$28,659	$88,558
Dividends:
Dividends from securities of unaffiliated issuers	1,021,058	178,965	244,044	49,493
Dividends from securities of affiliated issuers (Note 7)	—	—	—	—
Foreign tax withheld	(1,284)	—	(12,169)	—

Total investment income	3,113,773	6,462,650	260,534	138,051

EXPENSES:
Management fees	808,011	972,543	255,780	407,085
Registration fees	15,624	13,677	11,194	11,757
Other	2,858	3,785	1,425	1,443

Total expenses	826,493	990,005	268,399	420,285

Net investment income (loss)	2,287,280	5,472,645	(7,865)	(282,234)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	5,932,978	445,687	(43,346)	2,010,999
Investment transactions of affiliated issuers (Note 7)	—	—	—	—
Net unrealized appreciation (depreciation) during the period on investments	(195,826)	(3,981,469)	1,657,062	(6,531,271)

Net realized and unrealized gain (loss) on investments	5,737,152	(3,535,782)	1,613,716	(4,520,272)

Net increase (decrease) in net assets resulting from operations	$8,024,432	$1,936,863	$1,605,851	$(4,802,506)

The accompanying notes are an integral part of these financial statements.

44

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

INVESTMENT INCOME:
Interest	$375,181	$112,504	$758,025	$29,808
Dividends:
Dividends from securities of unaffiliated issuers	908,301	238,563	3,435,237	370,898
Dividends from securities of affiliated issuers (Note 7)	—	—	—	—
Foreign tax withheld	—	(2,567)	—	—

Total investment income	1,283,482	348,500	4,193,262	400,706

EXPENSES:
Management fees	1,738,549	555,527	9,606,212	342,797
Registration fees	21,779	13,011	22,852	11,650
Other	5,273	2,122	29,678	1,721

Total expenses	1,765,601	570,660	9,658,742	356,168

Net investment income (loss)	(482,119)	(222,160)	(5,465,480)	44,538

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	8,375,935	1,299,212	56,328,892	1,765,994
Investment transactions of affiliated issuers (Note 7)	—	—	—	—
Net unrealized appreciation (depreciation) during the period on investments	(30,140,920)	(3,701,309)	(185,893,539)	(1,063,117)

Net realized and unrealized gain (loss) on investments	(21,764,985)	(2,402,097)	(129,564,647)	702,877

Net increase (decrease) in net assets resulting from operations	$(22,247,104)	$(2,624,257)	$(135,030,127)	$747,415

45

STATEMENTS OF CHANGES IN NET ASSETS

	BUFFALO BALANCED FUND		BUFFALO HIGH YIELD FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006

OPERATIONS:
Net investment income (loss)	$2,287,280	$4,263,735	$5,472,645	$12,725,230
Net realized gain (loss) from investment transactions	5,932,978	(1,281,957)	445,687	(2,383,005)
Net unrealized appreciation/depreciation during the period on investments	(195,826)	12,657,152	(3,981,469)	5,251,555

Net increase (decrease) in net assets resulting from operations	8,024,432	15,638,930	1,936,863	15,593,780
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,270,678)	(4,218,831)	(5,677,453)	(14,184,363)
Net realized gain from investment transactions	—	—	—	—

Total distributions to shareholders	(2,270,678)	(4,218,831)	(5,677,453)	(14,184,363)
CAPITAL SHARE TRANSACTIONS:
Shares sold	74,256,639	33,310,666	8,993,455	16,197,942
Reinvested distributions	1,569,689	2,398,981	4,189,517	10,209,287

	75,826,328	35,709,647	13,182,972	26,407,229
Redemptions	(71,863,419)	(39,951,183)	(40,679,309)	(121,009,530)
Redemption fees (Note 5)	13,233	8,409	12,476	23,770

Shares repurchased	(71,850,186)	(39,942,774)	(40,666,833)	(120,985,760)

Net increase (decrease) from capital share transactions	3,976,142	(4,233,127)	(27,483,861)	(94,578,531)

Total increase (decrease) in net assets	9,729,896	7,186,972	(31,224,451)	(93,169,114)
NET ASSETS:
Beginning of period	150,228,427	143,041,455	211,576,559	304,745,673

End of period	$159,958,323	$150,228,427	$180,352,108	$211,576,559

Accumulated net investment income (loss) at end of period	$109,321	$92,719	$(938,858)	$(734,050)

Fund share transactions:
Shares sold	6,686,800	3,230,465	815,161	1,457,177
Reinvested distributions	144,821	230,014	384,004	922,787

	6,831,621	3,460,479	1,199,165	2,379,964
Shares repurchased	(6,489,645)	(3,861,569)	(3,701,727)	(10,902,915)

Net increase (decrease) in fund shares	341,976	(401,090)	(2,502,562)	(8,522,951)

The accompanying notes are an integral part of these financial statements.

46

	BUFFALO LARGE CAP FUND		BUFFALO MICRO CAP FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006

OPERATIONS:
Net investment income (loss)	$(7,865)	$94,079	$(282,234)	$(528,900)
Net realized gain (loss) from investment transactions	(43,346)	2,909,932	2,010,999	2,327,975
Net unrealized appreciation/depreciation during the period on investments	1,657,062	2,477,898	(6,531,271)	10,430,092

Net increase (decrease) in net assets resulting from operations	1,605,851	5,481,909	(4,802,506)	12,229,167
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(43,455)	(389,126)	—	—
Net realized gain from investment transactions	—	—	—	(220,674)

Total distributions to shareholders	(43,455)	(389,126)	—	(220,674)
CAPITAL SHARE TRANSACTIONS:
Shares sold	4,294,032	7,101,566	4,249,907	17,447,502
Reinvested distributions	42,790	383,451	—	216,691

	4,336,822	7,485,017	4,249,907	17,664,193
Redemptions	(7,860,569)	(14,630,006)	(6,546,552)	(7,817,054)
Redemption fees (Note 5)	966	1,401	3,663	7,780

Shares repurchased	(7,859,603)	(14,628,605)	(6,542,889)	(7,809,274)

Net increase (decrease) from capital share transactions	(3,522,781)	(7,143,588)	(2,292,982)	9,854,919

Total increase (decrease) in net assets	(1,960,385)	(2,050,805)	(7,095,488)	21,863,412
NET ASSETS:
Beginning of period	54,247,852	56,298,657	61,190,344	39,326,932

End of period	$52,287,467	$54,247,852	$54,094,856	$61,190,344

Accumulated net investment income (loss) at end of period	$(26,799)	$24,521	$(282,234)	$—

Fund share transactions:
Shares sold	220,367	387,736	332,120	1,456,976
Reinvested distributions	2,327	21,057	—	17,835

	222,694	408,793	332,120	1,474,811
Shares repurchased	(409,160)	(779,812)	(532,131)	(638,931)

Net increase (decrease) in fund shares	(186,466)	(371,019)	(200,011)	835,880

47

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	BUFFALO MID CAP FUND		BUFFALO SCIENCE & TECHNOLOGY FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006

OPERATIONS:
Net investment income (loss)	$(482,119)	$(484,268)	$(222,160)	$(322,960)
Net realized gain from investment transactions	8,375,935	3,843,545	1,299,212	4,892,216
Net unrealized appreciation/depreciation during the period on investments	(30,140,920)	49,583,826	(3,701,309)	16,132,661

Net increase (decrease) in net assets resulting from operations	(22,247,104)	52,943,103	(2,624,257)	20,701,917
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	—
Net realized gain from investment transactions	—	(4,046,261)	(4,140,141)	(318,796)

Total distributions to shareholders	—	(4,046,261)	(4,140,141)	(318,796)
CAPITAL SHARE TRANSACTIONS:
Shares sold	112,241,211	167,730,423	33,675,224	55,153,549
Reinvested distributions	—	3,962,223	4,110,379	316,948

	112,241,211	171,692,646	37,785,603	55,470,497
Redemptions	(81,022,885)	(47,276,634)	(26,307,416)	(27,228,376)
Redemption fees (Note 5)	29,795	13,943	12,452	16,300

Shares repurchased	(80,993,090)	(47,262,691)	(26,294,964)	(27,212,076)

Net increase (decrease) from capital share transactions	31,248,121	124,429,955	11,490,639	28,258,421

Total increase (decrease) in net assets	9,001,017	173,326,797	4,726,241	48,641,542
NET ASSETS:
Beginning of period	344,206,400	170,879,603	111,331,499	62,689,957

End of period	$353,207,417	$344,206,400	$116,057,740	$111,331,499

Accumulated net investment income (loss) at end of period	$(482,119)	$—	$(222,160)	$—

Fund share transactions:
Shares sold	7,775,122	11,766,729	2,623,108	4,510,858
Reinvested distributions	—	276,113	350,715	25,581

	7,775,122	12,042,842	2,973,823	4,536,439
Shares repurchased	(5,752,426)	(3,398,331)	(2,109,002)	(2,239,708)

Net increase (decrease) in fund shares	2,022,696	8,644,511	864,821	2,296,731

The accompanying notes are an integral part of these financial statements.

48

	BUFFALO SMALL CAP FUND		BUFFALO USA GLOBAL FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006

OPERATIONS:
Net investment income (loss)	$(5,465,480)	$(8,125,377)	$44,538	$175,332
Net realized gain from investment transactions	56,328,892	150,999,095	1,765,994	1,138,137
Net unrealized appreciation/depreciation during the period on investments	(185,893,539)	249,951,329	(1,063,117)	8,613,849

Net increase (decrease) in net assets resulting from operations	(135,030,127)	392,825,047	747,415	9,927,318
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	(87,449)	(261,971)
Net realized gain from investment transactions	—	(206,466,742)	—	—

Total distributions to shareholders	—	(206,466,742)	(87,449)	(261,971)
CAPITAL SHARE TRANSACTIONS:
Shares sold	202,968,139	384,727,706	4,121,778	8,205,574
Reinvested distributions	—	199,907,371	85,282	256,036

	202,968,139	584,635,077	4,207,060	8,461,610
Redemptions	(278,362,260)	(500,812,102)	(9,975,321)	(18,996,105)
Redemption fees (Note 5)	110,766	144,628	1,327	4,649

Shares repurchased	(278,251,494)	(500,667,474)	(9,973,994)	(18,991,456)

Net increase (decrease) from capital share transactions	(75,283,355)	83,967,603	(5,766,934)	(10,529,846)

Total increase (decrease) in net assets	(210,313,482)	270,325,908	(5,106,968)	(864,499)
NET ASSETS:
Beginning of period	2,116,173,328	1,845,847,420	73,112,506	73,977,005

End of period	$1,905,859,846	$2,116,173,328	$68,005,538	$73,112,506

Accumulated net investment income (loss) at end of period	$(5,465,480)	$—	$13,575	$56,486

Fund share transactions:
Shares sold	7,735,915	14,061,641	195,263	408,755
Reinvested distributions	—	7,839,505	4,259	12,883

	7,735,915	21,901,146	199,522	421,638
Shares repurchased	(10,665,882)	(18,378,706)	(477,756)	(934,449)

Net increase (decrease) in fund shares	(2,929,967)	3,522,440	(278,234)	(512,811)

49

FINANCIAL HIGHLIGHTS

BUFFALO BALANCED FUND
Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2006	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2006	2005	2004	2003	2002(1)

Net asset value, beginning of period	$10.79	$9.98	$9.38	$7.27	$9.27	$8.97

Income from investment operations:
Net investment income	0.15	0.30	0.29	0.29	0.20	0.33
Net gains (losses) on securities
(both realized and unrealized)	0.42	0.81	0.62	2.12	(1.99)	0.23

Total from investment operations	0.57	1.11	0.91	2.41	(1.79)	0.56

Less dividends from net investment income	(0.15)	(0.30)	(0.31)	(0.30)	(0.21)	(0.26)

Paid-in capital from redemption fees (Note 5)	— (2)	— (2)	— (2)	—	—	—

Net asset value, end of period	$11.21	$10.79	$9.98	$9.38	$7.27	$9.27

Total return*	5.33%	11.23%	9.75%	33.50%	(19.32%)	6.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$159,958	$150,228	$143,041	$77,275	$18,050	$22,869
Ratio of expenses to average net assets**	1.02%	1.03%	1.03%	1.05%	1.10%	1.08%
Ratio of net investment income
to average net assets**	2.83%	2.89%	3.13%	3.47%	2.60%	2.71%
Portfolio turnover rate*	16%	18%	30%	32%	45%	12%
*	Not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and the ratio of net investment income to average net assets per share was unchanged.
(2)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

50

FINANCIAL HIGHLIGHTS

BUFFALO HIGH YIELD FUND
Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2006	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2006	2005	2004	2003	2002(1)

Net asset value, beginning of period	$11.22	$11.13	$11.24	$9.86	$9.87	$10.24

Income from investment operations:
Net investment income	0.31	0.58	0.42	0.43	0.55	0.73
Net gains (losses) on securities
(both realized and unrealized)	(0.17)	0.16	(0.09)	1.37	0.01	(0.34)

Total from investment operations	0.14	0.74	0.33	1.80	0.56	0.39

Less dividends from net investment income	(0.33)	(0.65)	(0.44)	(0.43)	(0.57)	(0.76)

Paid-in capital from redemption fees (Note 5)	— (2)	— (2)	— (2)	0.01	—	—

Net asset value, end of period	$11.03	$11.22	$11.13	$11.24	$9.86	$9.87

Total return*	1.29%	6.82%	2.96%	18.56%	5.95%	3.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$180,352	$211,577	$304,746	$324,123	$143,008	$69,857
Ratio of expenses to average net assets**	1.02%	1.02%	1.02%	1.03%	1.03%	1.04%
Ratio of net investment income
to average net assets**	5.63%	5.03%	3.71%	3.89%	6.24%	7.63%
Portfolio turnover rate*	3%	28%	45%	51%	33%	36%
*	Not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%.
(2)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

51

FINANCIAL HIGHLIGHTS

BUFFALO LARGE CAP FUND
Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2006	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.45	$17.81	$17.57	$12.57	$18.14	$17.99

Income from investment operations:
Net investment income (loss)	—	0.03	0.12	0.01	0.03	(0.03)
Net gains (losses) on securities
(both realized and unrealized)	0.66	1.73	0.15	5.02	(5.60)	0.39

Total from investment operations	0.66	1.76	0.27	5.03	(5.57)	0.36

Less distributions:
Dividends from net investment income	(0.02)	(0.12)	(0.03)	(0.03)	—	(0.01)
Distributions from capital gains	—	—	—	—	—	(0.20)

Total distributions	(0.02)	(0.12)	(0.03)	(0.03)	—	(0.21)

Paid-in capital from redemption fees (Note 5)	— (1)	— (1)	— (1)	—	—	—

Net asset value, end of period	$20.09	$19.45	$17.81	$17.57	$12.57	$18.14

Total return*	3.38%	9.95%	1.52%	40.05%	(30.71%)	2.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,287	$54,248	$56,299	$57,657	$35,664	$53,708
Ratio of expenses to average net assets**	1.05%	1.04%	1.05%	1.04%	1.06%	1.06%
Ratio of net investment income (loss)
to average net assets**	(0.03%)	0.16%	0.64%	0.10%	0.21%	(0.17%)
Portfolio turnover rate*	10%	40%	17%	41%	16%	7%
*	Not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

52

FINANCIAL HIGHLIGHTS

BUFFALO MICRO CAP FUND
Condensed data for a share of capital stock outstanding throughout the period.	SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)	YEAR ENDED MARCH 31, 2006	FOR THE PERIOD FROM MAY 21, 2004 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2005

Net asset value, beginning of period	$13.48	$10.62	$10.00

Income from investment operations:
Net investment loss	(0.07)	(0.12)	(0.07)
Net gains (losses) on securities (both realized and unrealized)	(0.94)	3.03	0.66

Total from investment operations	(1.01)	2.91	0.59

Less distributions from capital gains	—	(0.05)	—

Paid-in capital from redemption fees (Note 5)	— (1)	— (1)	0.03

Net asset value, end of period	$12.47	$13.48	$10.62

Total return*	(7.49%)	27.48%	6.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,095	$61,190	$39,327
Ratio of expenses to average net assets**	1.50%	1.51%	1.58%
Ratio of net investment loss to average net assets**	(1.01%)	(1.09%)	(1.14%)
Portfolio turnover rate*	21%	50%	28%
*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

53

FINANCIAL HIGHLIGHTS

BUFFALO MID CAP FUND
Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2006	YEARS ENDED MARCH 31,				FOR THE PERIOD FROM DECEMBER 17, 2001 (COMMENCEMENT OF OPERATIONS) TO MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$15.46	$12.54	$12.43	$7.54	$10.12	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.02)	(0.04)	(0.04)	(0.04)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	(0.90)	3.17	0.31	4.93	(2.54)	0.13

Total from investment operations	(0.92)	3.15	0.27	4.89	(2.58)	0.12

Less distributions from capital gains	—	(0.23)	(0.16)	—	—	—

Paid-in capital from
redemption fees (Note 5)	— (1)	— (1)	— (1)	—	—	—

Net asset value, end of period	$14.54	$15.46	$12.54	$12.43	$7.54	$10.12

Total return*	(5.95%)	25.21%	2.15%	64.85%	(25.49%)	1.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$353,207	$344,206	$170,880	$112,070	$39,193	$31,755
Ratio of expenses to average net assets**	1.02%	1.02%	1.03%	1.03%	1.10%	1.16%
Ratio of net investment loss
to average net assets**	(0.28%)	(0.21%)	(0.39%)	(0.48%)	(0.59%)	(0.71%)
Portfolio turnover rate*	13%	19%	21%	24%	8%	3%
*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

54

FINANCIAL HIGHLIGHTS

BUFFALO SCIENCE & TECHNOLOGY FUND
Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2006	YEARS ENDED MARCH 31,				FOR THE PERIOD FROM APRIL 16, 2001 (COMMENCEMENT OF OPERATIONS) TO MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.68	$10.73	$11.04	$6.01	$10.18	$10.00

Income from investment operations:
Net investment loss	(0.03)	(0.04)	(0.02)	(0.04)	(0.05)	(0.05)
Net gains (losses) on securities
(both realized and unrealized)	(0.29)	3.04	(0.29)	5.07	(4.12)	0.23

Total from investment operations	(0.32)	3.00	(0.31)	5.03	(4.17)	0.18

Less distributions from capital gains	(0.47)	(0.05)	—	—	—	—

Paid-in capital from
redemption fees (Note 5)	— (1)	— (1)	— (1)	—	—	—

Net asset value, end of period	$12.89	$13.68	$10.73	$11.04	$6.01	$10.18

Total return*	(1.98%)	27.96%	(2.81%)	83.69%	(40.96%)	1.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,058	$111,331	$62,690	$34,924	$14,537	$18,512
Ratio of expenses to average net assets**	1.03%	1.03%	1.05%	1.03%	1.23%	1.17%
Ratio of net investment loss
to average net assets**	(0.40%)	(0.40%)	(0.24%)	(0.55%)	(0.73%)	(0.77%)
Portfolio turnover rate*	22%	46%	25%	38%	26%	4%
*	Not annualized for periods less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

55

FINANCIAL HIGHLIGHTS

BUFFALO SMALL CAP FUND
Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2006	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$28.71	$26.30	$25.70	$13.79	$21.08	$14.97

Income from investment operations:
Net investment loss	(0.08)	(0.11)	(0.07)	(0.10)	(0.10)	(0.03)
Net gains (losses) on securities
(both realized and unrealized)	(1.70)	5.63	1.56	12.21	(7.16)	6.17

Total from investment operations	(1.78)	5.52	1.49	12.11	(7.26)	6.14

Less distributions:
Dividends from net investment income	—	—	(0.02)	—	—	—
Distributions from capital gains	—	(3.11)	(0.87)	(0.20)	(0.03)	(0.03)

Total distributions	—	(3.11)	(0.89)	(0.20)	(0.03)	(0.03)

Paid-in capital from redemption fees (Note 5)	— (1)	— (1)	— (1)	—	—	—

Net asset value, end of period	$26.93	$28.71	$26.30	$25.70	$13.79	$21.08

Total return*	(6.20%)	22.46%	5.75%	88.07%	(34.49%)	41.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,905,860	$2,116,173	$1,845,847	$1,704,869	$685,634	$1,285,143
Ratio of expenses to average net assets**	1.01%	1.01%	1.01%	1.01%	1.02%	1.01%
Ratio of net investment loss
to average net assets**	(0.57%)	(0.42%)	(0.28%)	(0.53%)	(0.55%)	(0.44%)
Portfolio turnover rate*	8%	27%	35%	22%	24%	6%
*	Not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

56

FINANCIAL HIGHLIGHTS

BUFFALO USA GLOBAL FUND
Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2006	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$21.39	$18.82	$19.18	$13.04	$18.84	$17.48

Income from investment operations:
Net investment income (loss)	0.02	0.05	0.12	0.02	(0.01)	(0.06)
Net gains (losses) on securities
(both realized and unrealized)	0.28	2.59	(0.37)	6.12	(5.79)	1.42

Total from investment operations	0.30	2.64	(0.25)	6.14	(5.80)	1.36

Less dividends from net investment income	(0.03)	(0.07)	(0.11)	—	—	—

Paid-in capital from redemption fees (Note 5)	— (1)	— (1)	— (1)	—	—	—

Net asset value, end of period	$21.66	$21.39	$18.82	$19.18	$13.04	$18.84

Total return*	1.40%	14.05%	(1.30%)	47.11%	(30.79%)	7.78%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,006	$73,113	$73,977	$79,192	$60,735	$72,579
Ratio of expenses to average net assets**	1.04%	1.04%	1.04%	1.03%	1.04%	1.05%
Ratio of net investment income (loss)
to average net assets**	0.13%	0.23%	0.67%	0.14%	(0.10%)	(0.39%)
Portfolio turnover rate*	5%	11%	33%	21%	7%	6%
*	Not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

57

NOTES TO FINANCIAL STATEMENTS
September 30, 2006 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:
The Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Funds (comprised of the Buffalo Micro Cap Fund, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund), Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the “Funds”) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate Fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.
A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Boards of Directors/Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2006, the Buffalo Balanced Fund and Buffalo High Yield Fund held fair valued securities with market values of $249,517 and $361,781, respectively or 0.16% and 0.20% of total net assets, respectively.
Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.
B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.
D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.
E. USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.
F. INDEMNIFICATIONS — Under the Funds’ organizational documents, officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

58

G. RECENT ACCOUNTING PRONOUNCEMENTS — On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) released FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), clarifies the definition of fair value within that framework, and expands disclosure requirements about the use of fair value measurements Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, the Funds are evaluating the implications of FAS 157, and its impact on the financial statements has not yet been determined.
2. FEDERAL TAX MATTERS:
The tax character of distributions paid during the periods ended September 30, 2006 and March 31, 2006 were as follows:
	PERIOD ENDED SEPTEMBER 30, 2006			YEAR ENDED MARCH 31, 2006

	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Buffalo Balanced Fund	$2,270,678	$—	$—	$4,218,831	$—	$—
Buffalo High Yield Fund	5,677,453	—	—	14,184,363	—	—
Buffalo Large Cap Fund	43,455	—	—	389,126	—	—
Buffalo Micro Cap Fund	—	—	—	220,651	23	—
Buffalo Mid Cap Fund	—	—	—	1,297,965	2,748,296	—
Buffalo Science & Technology Fund	238,773	3,901,368	—	—	318,796	—
Buffalo Small Cap Fund	—	—	—	11,390,003	195,076,739	—
Buffalo USA Global Fund	87,449	—	—	261,971	—	—
The tax characteristics of the distributions paid for the six months ended September 30, 2006 are estimated based on current period results and may differ from their ultimate classification once the Funds have completed their tax year ending March 31, 2007.
As of March 31, 2006, the components of accumulated earnings on a tax basis were as follows:
	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

Cost of Investments(a)	$124,730,142	$196,714,862	$46,489,482	$49,484,069

Gross unrealized appreciation	26,887,057	15,553,103	9,918,607	13,364,716
Gross unrealized depreciation	(2,349,664)	(3,773,377)	(2,061,409)	(1,745,896)

Net unrealized appreciation	$24,537,393	$11,779,726	$7,857,198	$11,618,820

Undistributed ordinary income	124,976	513,717	24,521	—
Undistributed long-term capital gain	—	—	—	1,891,456

Total distributable earnings	$124,976	$513,717	$24,521	$1,891,456

Other accumulated losses	(8,024,710)	(2,663,249)	(389,320)	—

Total accumulated earnings	$16,637,659	$9,630,194	$7,492,399	$13,510,276

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.

59

NOTES TO FINANCIAL STATEMENTS (Continued)

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Cost of Investments(a)	$273,588,368	$91,668,136	$1,552,913,914	$54,389,659

Gross unrealized appreciation	73,892,721	22,603,478	611,827,823	19,983,810
Gross unrealized depreciation	(4,651,713)	(2,378,409)	(41,804,592)	(1,156,714)

Net unrealized appreciation	$69,241,008	$20,225,069	$570,023,231	$18,827,096

Undistributed ordinary income	58,754	238,846	—	56,486
Undistributed long-term capital gain	721,413	3,901,374	75,352,890	—

Total distributable earnings	$780,167	$4,140,220	$75,352,890	$56,486

Other accumulated losses	—	—	—	(24,117)

Total accumulated earnings	$70,021,175	$24,365,289	$645,376,121	$18,859,465

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.
As of March 31, 2006, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

	CAPITAL LOSS CARRYOVER	EXPIRES

Buffalo Balanced Fund	$2,546,950	2007
	2,192,010	2009
	226,010	2011
	601,388	2012
	29,360	2013
	1,081,859	2014
Buffalo High Yield Fund	114,829	2011
	1,156,011	2014
Buffalo Large Cap Fund	389,320	2012
Buffalo USA Global Fund	24,117	2011

The Buffalo Balanced Fund and Buffalo High Yield Fund incurred a loss for tax purposes from November 1, 2005 to March 31, 2006 in the amounts of $1,347,133 and $1,392,409, respectively. As permitted by tax regulations, the Funds elected to defer and treat the loss as arising in the fiscal year ended March 31, 2007.
For the fiscal year ended March 31, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for each Fund were as follows (unaudited):
Buffalo Balanced Fund	43%
Buffalo High Yield Fund	7%
Buffalo Large Cap Fund	100%
Buffalo Micro Cap Fund	13%
Buffalo Mid Cap Fund	39%
Buffalo Small Cap Fund	25%
Buffalo USA Global Fund	100%
For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2006 were as follows (unaudited):
Buffalo Balanced Fund	40%
Buffalo High Yield Fund	5%
Buffalo Large Cap Fund	100%
Buffalo Micro Cap Fund	12%
Buffalo Mid Cap Fund	30%
Buffalo Small Cap Fund	22%
Buffalo USA Global Fund	100%

60

Additional Information Applicable to Foreign Shareholders Only:
The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each Fund for the fiscal year ended March 31, 2006 were as follows (unaudited):
Buffalo Balanced Fund	63%
Buffalo High Yield Fund	88%
Buffalo Large Cap Fund	2%
Buffalo Micro Cap Fund	8%
Buffalo Mid Cap Fund	4%
Buffalo Small Cap Fund	4%
Buffalo USA Global Fund	3%
The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each Fund for the fiscal year ended March 31, 2006 were as follows (unaudited):
Buffalo Micro Cap Fund	100%
Buffalo Mid Cap Fund	100%
Buffalo Small Cap Fund	100%
3. TRANSACTIONS WITH AFFILIATES:
Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1.00% per annum of the average daily net asset values of the Funds or series, except for the Buffalo Micro Cap Fund, which has a management fee rate of 1.45%. The management fees are for services, which include administration and all other operating expenses of the Funds, except the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds or series and their shares, insurance, certain director expenses and the cost of qualifying the Funds’ or series’ shares for sale in any jurisdiction. Certain officers and a director/trustee of the Funds are also officers and/or directors of Kornitzer Capital Management, Inc.
A director/trustee of the Funds is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.
4. AGGREGATE COMPENSATION TO DIRECTORS/TRUSTEES:
The Buffalo Funds do not directly compensate any of their directors or trustees. U.S. Bancorp Fund Services, LLC pays director/trustee fees to non-interested Board members from its share of the management fee that it receives from Kornitzer Capital Management, Inc. The aggregate compensation paid to the Funds’ non-interested directors/trustees for their service on the Funds’ Boards for the fiscal year ended March 31, 2006 was $49,600. Interested directors/trustees who are affiliated with either the advisor or the Funds’ service providers do not receive any compensation from the Funds, but are compensated directly by the advisor or service provider in connection with their employment with those entities.
5. REDEMPTION FEE:
Shares of the Buffalo Balanced Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo USA Global Fund sold or exchanged within 60 days of their purchase and shares of the Buffalo High Yield Fund, Buffalo Micro Cap Fund and Buffalo Small Cap Fund sold or exchanged within 180 days of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The Fund will employ the “first in, first out” method to calculate the two-month or six-month holding period. The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

61

NOTES TO FINANCIAL STATEMENTS (Continued)

6. INVESTMENT TRANSACTIONS:
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2006, were as follows:
	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Purchases	$30,924,920	$4,740,944	$4,963,040	$11,173,784	$94,386,321	$31,677,927	$153,114,103	$3,229,970
Proceeds from Sales	$23,447,949	$29,786,435	$8,581,166	$11,958,967	$44,000,801	$23,756,483	$230,272,004	$11,462,172
There were no purchases or sales of long-term U.S. government securities for any Funds during the six months ended September 30, 2006.
7. OTHER AFFILIATES:*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of September 30, 2006 amounted to $215,365,609 representing 11.30% of net assets. There were no affiliated companies held in any other Funds. Transactions in the Buffalo Small Cap Fund during the six months ended September 30, 2006 in which the issuer was an “affiliated person” are as follows:
	CABOT MICRO- ELECTRONICS CORP.	DOLBY LABORATORIES, INC. - CLASS A	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	MANHATTAN ASSOCIATES, INC.	WMS INDUSTRIES, INC.	TOTAL

March 31, 2006
Balance
Shares	1,069,000	1,592,275	1,111,500	1,500,500	1,889,750
Cost	$34,941,668	$25,334,723	$35,632,678	$31,699,269	$41,113,886	$168,722,224
Gross Additions
Shares	150,800	262,000	135,600	—	242,600
Cost	$4,640,835	$4,812,477	$4,246,816	$—	$7,214,336	$20,914,464
Gross Deductions
Shares	—	—	—	—	—	—
Cost	$—	$—	$—	$—	$—	$—
September 30, 2006
Balance
Shares	1,219,800	1,854,275	1,247,100	1,500,500	2,132,350
Cost	$39,582,503	$30,147,200	$39,879,494	$31,699,269	$48,328,222	$189,636,688

Realized gain	$—	$—	$—	$—	$—	$—

Investment income	$—	$—	$—	$—	$—	$—

*	As a result of the Buffalo Small Cap Fund’s beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.
The Buffalo Funds have adopted proxy voting polices and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Buffalo Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.
The actual voting records relating to portfolio securities during the twelve-month period ended June 30, 2006 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

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63

BUFFALO FUNDS
Balanced Fund High Yield Fund Large Cap Fund Micro Cap Fund Mid Cap Fund Science & Technology Fund Small Cap Fund USA Global Fund

1-800-49-BUFFALO (1-800-492-8332) www.buffalofunds.com

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service providers.
(b)	There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant's internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.
(2)	Certifications pursuant to Section 302(a) of the Sarbanes-Oxley Act of 2002 are filed herewith.
(3)	Not applicable.
(b)	Certifications required pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Buffalo USA Global Fund, Inc.
By (Signature and Title)	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer
Date	12/06/2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer
Date	12/06/2006